                                Filed with the Securities and Exchange Commission on February 27, 2003
Registration No. 333-58703                                                                      Investment Company Act No. 811-08447

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-6
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No. ______

                                                     Post-Effective Amendment No.  7
                                                                                  ---

                                                               AND/OR

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                     Amendment No.  2
                                                                   ---

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Exact Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)
                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                                     SCOTT K. RICHARDSON, ESQ.
                                                 Chief Counsel - Variable Products
                                          One Corporate Drive, Shelton, Connecticut 06484
                                              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: MAY 1, 2003 OR as soon as practicable after the effective date of this registration

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
__  on ___________ pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
__  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Registrant  hereby amends this  Registration  Statement on such date or dates as may be necessary to delay its effective  date until the registrant shall file a further amendment which  specifically  states that this  Registration  Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
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FPVLI

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484
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This  Prospectus  describes a flexible  premium  variable life  insurance  policy being offered by American  Skandia Life  Assurance
Corporation  ("we," "our," "us," "American  Skandia," or "the Company"),  One Corporate  Drive,  Shelton,  Connecticut,  06484.  The
Policy may be offered as individual  coverage or as an interest in a group policy.  This Prospectus  provides a detailed  discussion of matters you should  consider  before buying a Policy.  This Policy or certain of its  investment  options may not be available in all  jurisdictions.  Various rights and benefits may differ between  jurisdictions  to meet  applicable law and/or  regulations.  In particular, please refer to Appendix B for a description of certain provisions that apply to Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering cash value life insurance  coverage  called  "flexible  premium  variable life insurance."  Each of these technical terms can be explained as follows:

|X|   The coverage is called "life  insurance"  because we will pay a death benefit to your  beneficiary(ies)  upon the death of the
     Insured person (if there is a second Insured, the death benefit is payable upon the death of the last surviving Insured).

|X|   It is "cash value" life insurance because,  in addition to the death benefit,  it also provides living benefits for the Owner, such as the right to take withdrawals and the right to take loans using the value of the Policy as collateral.

|X|   The coverage is called  "flexible  premium"  because it offers  considerable  flexibility  in the timing and amount of Premium payments  after the initial  Premium.  No  additional  Premium  must be paid  unless it is required to pay the ongoing  monthly charges.  However,  there is a minimum  amount we accept,  both for initial and  subsequent  Premiums.  There is also a maximum total amount you can pay. In order to achieve  certain  beneficial  tax treatment for  withdrawals  and loans,  you may need to limit the  amounts  you pay.  If you pay the  maximum  allowable  amount,  you may not be able to pay any  additional  Premiums without applying for additional insurance.

|X|   The coverage is "variable" because you can allocate all or part of your Premium to variable  investment options that invest in an underlying  mutual fund or a portfolio of an underlying  mutual fund. The variable  investment  options are  Sub-accounts of
     American Skandia Life Assurance  Corporation  Separate Account F ("Separate Account F"). The following  underlying mutual funds or portfolios  of the following  underlying  mutual funds are currently  being  offered:  American  Skandia  Trust,  Montgomery
     Variable Series, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,  ProFunds VP
     and The  Prudential  Series Fund,  Inc. A  description  of the  portfolios of the  underlying  mutual funds that are offered as variable  investment  options can be found  beginning on page 22. The  performance  of the variable  investment  options is not guaranteed.  You bear the investment  risk if you allocate funds to these  investment  options because the performance of these investment options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|   The  coverage  also  allows you to  allocate  all or part of your  Premiums  to a fixed  option  that  credits a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations  are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

|X|   The  Policy  has a limited  amount of  liquidity  during  the first ten (10)  years.  During  that  period,  you can only make withdrawals under certain  medically-related  circumstances or from Premium amounts made in excess of certain limits.  However, you can access a portion of the Policy's value through  policy loans using a portion of its value as collateral.  Assuming that the Policy is not treated as a modified  endowment  contract  ("MEC"),  Policy loans receive  favorable tax  treatment.  Policy loans are currently available at no net cost.  Loans can have an impact on benefits that can be positive or negative.

|X|   Depending  on the timing and amount of your  premium  payments,  the Policy may be treated as a MEC. We  evaluate  your policy according to the "7-pay test" under the Internal  Revenue Code (the "Code"),  which compares the amount of premiums paid to the amount of  insurance  purchased.  If your  policy  "passes"  the "7-pay  test",  it will not be treated as a MEC. As a non-MEC, partial  withdrawals or loans you take from the policy will receive  favorable tax treatment.  If your policy does not pass the
     "7-pay test" at any time, it will be treated as a MEC and will not be entitled to some of the  beneficial  tax treatment  given to a non-MEC policy.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal  Reserve Board,  or any other agency.  The Policy is subject to investment risks and may decrease in value.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
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FPVLI-PROS (XX/X/2003)          CALL 1-888-554-3348 FOR FURTHER INFORMATION          Prospectus Dated:  _______, 2003
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                             PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.                                                                                                                                    VLI
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                                                    GLOSSARY OF IMPORTANT TERMS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value on any  Valuation  Day, of your  allocation to each  Sub-account  and any Fixed  Allocation,  plus any of their earnings and less any losses,  distributions and charges thereon,  plus the value of any amounts in the Loan Account, plus any earnings and less any  distributions  and charges thereon,  all before  assessment of any contingent  deferred sales charge or Debt.
Account Value is determined  separately  for each  Sub-account  and each Fixed  Allocation,  as well as, for any amounts in the Loan
Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first Policy Year,  it is the Insured's age as of the Insured's last birthday  which  occurred on or prior to the Policy Date. In each following  Policy Year, it is the Insured's age last birthday as of the preceding Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION is the form or combination of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

ASSESSABLE  PREMIUM is the portion of Premiums paid against which we assess any applicable  contingent  deferred sales charge upon a surrender of the Policy.

BENEFICIARY is the person(s) or entity(ies) you designate for payment of  any Death Proceeds.

CASH VALUE is the Account  Value,  on any  Valuation  Day, less any  contingent  deferred  sales charge and any unpaid  charges that would apply upon surrender, and any Debt.

CASH VALUE CREDITS are  additional  amounts we credit to your Account  Value.  We credit these amounts if your total Cash Value on a
Policy Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and any unpaid  charges due and before  addition of any  interest  due  pursuant to law. If there is a second  Insured,  the Death  Benefit is payable  upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death  Benefit  less any  reduction  due to Debt and any unpaid  charges  due and after  addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE  POLICY is a Policy  purchased as part of an exchange of life insurance  policies that does not incur any current  taxation pursuant to Section 1035 of the Code or any successor  provision,  and into which the surrender  value of one or more prior policies is contributed to the Policy in conjunction with such exchange.

EXEMPT  PREMIUM is the portion of Premiums paid against which we do not assess any  contingent  deferred sales charge upon surrender or withdrawal and the amount of any loans we establish in conjunction with your purchase of an Exchange Policy.

FIXED  ALLOCATION  is an allocation of Account  Value that we credit a fixed rate of interest.  Fixed  Allocations  are supported by our general account.

GUARANTEED  MINIMUM DEATH BENEFIT is the minimum amount we guarantee to pay to your  Beneficiary as a result of the Insured's death, before we assess any unpaid charges due and any reduction for Debt.  However,  this benefit does not apply once the Insured  reaches
Age 100, or if there are two  Insureds,  when the younger  Insured  reaches  Age 100 or would have  reached  that Age if the younger
Insured dies before the older Insured.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to  specifically  agree in  advance  to accept  communication  regarding  a specific  matter by  telephone  or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life  coverage is issued and as a result of whose death the Death  Proceeds  are  payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM  ANNUAL  ASSESSABLE  PREMIUM is the maximum  amount of Premium  against which we will assess any  contingent  deferred sales charge upon  surrender of the Policy.  We do not assess any contingent  deferred sales charge upon surrender  against any portion of the Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified  endowment contract as defined in Section 7702A of the Code or any successor  provision thereto.  Whether a Policy is a "MEC" or a "non-MEC"  depends on whether the Policy  satisfies the "7-pay test",  a test outlined in the Code that compares the amount of Premiums paid to the amount of insurance purchased.

MEC  THRESHOLD  AMOUNT is the annual level amount of Premium  which,  if exceeded on a cumulative  basis,  would cause the Policy to become a MEC.

MINIMUM  REQUIRED  DEATH BENEFIT is the minimum amount due as a result of the Insured's  death  pursuant to the  applicable  test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY  PROCESSING  DAY/DATE is the  Valuation  Day each month when we deduct  charges from the Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates generally occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation  Day, the Monthly  Processing  Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the difference  between the Death Benefit and the Account  Value.  We use a formula when  calculating  the Net
Amount at Risk as part of determining the monthly cost of insurance charge.

NET PREMIUM is a Premium less the deduction for premium taxes,  "DAC" taxes and any amount  deductible  from Premium for an optional additional benefit should you elect it.

OFFICE is our administrative office: American Skandia - Variable Life Insurance, P.O. Box 7040, Bridgeport, Connecticut 06601-7040.

OWNER is  either an entity or  person  who may  exercise  the  ownership  rights  provided  by a Policy.  If we issue a  certificate representing  interests in a group life insurance policy, the rights,  benefits, and requirements of, and the events relating to, an
Owner,  as described in this  Prospectus,  will be your rights as  participant  in such group policy.  Unless later  changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is an underlying mutual fund or a portfolio of an underlying mutual fund.

PREMIUM is each cash  consideration  you give to us for the rights,  privileges and benefits  provided by a Policy  according to its terms.  This includes Premium paid as of the Policy Date, as shown in the Policy, and any additional consideration we accept.

SEPARATE  ACCOUNT is the separate  account to which we allocate  assets in relation to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account
F) is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account that invests in a Portfolio.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating:  (a) the number of Units allocated to a Sub-account;  and (b) the value of transactions  into or out of a Sub-account  or benefits  based on Account Value in a  Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period.

VALUATION  DAY/DATE is every day the New York Stock  Exchange is open for trading or any other day that the  Securities and Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                   SUMMARY OF BENEFITS AND RISKS

The  following is a summary of the benefits and risks of the Policy being  offered.  All of these  benefits and risks are  described in more detail within this Prospectus.

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                                                            POLICY BENEFITS
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DEATH BENEFIT                                    This  Policy is  considered  life  insurance  because  we pay a death  benefit to your beneficiary  upon the death of the Insured.  The death  benefit is the greatest of the
                                                 Basic Death Benefit,  the Minimum  Required  Death Benefit and the Guaranteed  Minimum
                                                 Death Benefit.
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INVESTMENT OPTIONS                               The Policy  offers many variable  investment  options that invest in  Portfolios.  The
                                                 Policy also offers fixed  allocations,  which provide a fixed rate of interest that is guaranteed by American Skandia.
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CASH VALUE CREDITS                               If your Policy is eligible, we credit, each Policy Anniversary,  additional amounts to your Account Value based on growth in your Policy's Cash Value.
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RIGHT TO CANCEL THE POLICY                       You have a limited  period of time after the date you receive your Policy in which you can return the Policy and receive a refund.
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TRANSFER OF ACCOUNT VALUE                        You may transfer Account Value between investment options,  with certain  limitations.
                                                 Additionally,  we offer two types of allocation  services:  dollar cost  averaging and static rebalancing.
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LOANS                                            You may  take a loan on the  Policy  using  your  Account  Value  as  collateral.  The maximum amount available as a loan is equal to 90% of your current Cash Value.
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PARTIAL WITHDRAWALS AND SURRENDERS               The Policy has a limited amount of liquidity  during the first ten (10) years.  During
                                                 that  period,   you  can  only  make  withdrawals   under  certain   medically-related
                                                 circumstances  or from Exempt  Premium.  There is no contingent  deferred sales charge on such  withdrawals.  After the tenth Policy Year, you may withdraw up to 90% of your
                                                 Cash Value.  You may  surrender  your Policy  after the right to cancel  period and we will pay you the Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                        Under certain  circumstances,  we will pre-pay to you a portion of the Death Proceeds.
                                                 The  maximum  we will pay,  before any  reductions,  is the lesser of 50% of the Death
                                                 Benefit or $250,000.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
MEDICALLY-RELATED WAIVER                         Under certain circumstances,  you may take a medically-related  waiver and not pay any contingent  deferred  sales  charge  that  would  otherwise  apply to a  surrender.  A medically-related  waiver  also is the  only  context  in which  we  permit a  partial withdrawal in the first ten Policy Years of amounts other than Exempt Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX BENEFITS                                     Under  most  circumstances,  no  tax  is  payable  on  any  gains  until  distributed.
                                                 Distributions  from Policies not treated as modified  endowment  contracts ("MEC") are treated  as coming out first from your tax basis.  Transfers  between  Portfolios  are not currently  taxable to the extent of any investment  gain. The Beneficiary does not pay any income tax on the Death Proceeds, under most circumstances.
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                                                             POLICY RISKS
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------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                           Your Account  Value  allocated to the  Sub-accounts  may increase or decrease with the investment  performance  of the  Portfolios.  This  impacts the Death  Benefit and the
                                                 Cash  Value of the  Policy.  You bear the entire  investment  risk when  investing  in variable  investment  options.  We do not  guarantee  the  investment  results  of any
                                                 Sub-account.  Each  of  the  Sub-accounts  has  its  own  risks  associated  with  its
                                                 respective  investment  objectives  and  policies.   You  should  carefully  read  the
                                                 prospectus for any Portfolio in which you are interested, before investing.
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LIMITATIONS ON TRANSFERS                         We may require a minimum of $500 to remain in an  investment  option after a transfer.
                                                 Transfers  from Fixed  Allocations  are  limited to the  greater of 25% of the Account
                                                 Value in the Fixed  Allocations or $1,000.  There is a waiting period after a transfer from  a  Fixed  Allocation  until  you  can  make  another  transfer  from  any  Fixed
                                                 Allocations.   You  are  permitted  20  free  transfers  per  Policy  Year,  including transfers involving Fixed Allocations.
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LOANS                                            A loan from your Account Value may have a positive or negative  impact on your Account
                                                 Value and may affect the amount of the Minimum  Required  Death  Benefit and possibly, the Death  Benefit.  Loans are not treated as a  distribution,  and are not taxable as ordinary income, unless we believe your Policy should be treated as a MEC.
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LIMITATIONS ON WITHDRAWALS                       The Policy has a limited amount of liquidity during the first ten (10) years.
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SURRENDER CHARGES                                If you decide to surrender  the Policy after the right to cancel period and during the first ten Policy  Years,  we will deduct a  contingent  deferred  sales  charge on any amount of Assessable Premium withdrawn.  The contingent  deferred sales charge applies if you surrender the Policy during the first ten (10) Policy Years,  unless the Policy qualifies for a medically-related  waiver or you take a partial withdrawal from Exempt
                                                 Premium.
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LIMITATIONS ON MEDICALLY-RELATED WAIVERS         This  benefit is limited to amounts up to  $500,000  inclusive  of any life  insurance policy or annuity contract issued by American  Skandia,  with the same Insured,  Owner or Annuitant.  You must qualify based on confinement to a long-term care facility.
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LAPSE                                            Your  Policy  can end if there is  insufficient  Cash Value to  support  the  Policy's charges.  If this  occurs,  we will  inform  you of  additional  payment  required  to continue the Policy.
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LONG-TERM INVESTMENT                             This Policy is designed for long-term  financial  needs.  You should not purchase this
                                                 Policy  if you will  need  access to the Cash  Value in a short  period  of time.  You should  carefully  evaluate with your investment  professional  whether this Policy is appropriate  for your  specific  needs in light of your  financial  situation and your personal and financial goals.
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------------------------------------------------ ---------------------------------------------------------------------------------------
TAX TREATMENT                                    Depending  on the  timing  and  amount of your  premium  payments,  the  Policy may be treated as a MEC. We  evaluate  your policy  according  to the "7-pay  test" under the
                                                 Internal  Revenue  Code.  If your policy  "passes"  the "7-pay  test",  it will not be treated  as a MEC.  As a  non-MEC,  partial  withdrawals  or loans  you take  from the policy will receive  favorable tax treatment.  If your policy does not pass the "7-pay test" at any time,  it will be  treated as a MEC and will not be  entitled  to some of the beneficial tax treatment given to a non-MEC policy.
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COMPANY SOLVENCY                                 All benefits and  guarantees,  including  the Death  Benefit,  depend on the continued
                                                 financial strength of American Skandia.
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                                                          SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or transfer  Account Value among investment options.  These costs are described in more detail within this Prospectus.

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                                                           TRANSACTION COSTS
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------------------------------ -------------------------- ------------------------------------------------------------------------------
            COST                     WHEN DEDUCTED                                      AMOUNT DEDUCTED/
                                                                                       DESCRIPTION OF COST
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Premium Tax                    From each Premium payment                     Generally from 0.0% to 3.5% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
"DAC" Tax                      From each Premium payment                                1.15% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- -------- ------- ------- ------ ------- ------- ------ ------- ------- -------
Contingent Deferred Sales        Upon Surrender during     1 yr.   2 yr.   3 yr.   4 yr.  5 yr.   6 yr.   7 yr.  8 yr.   9 yr.   10 yr.
Charge                         Policy Years 1 through 10
                                  Contingent deferred
                                 sales charge is only
                                   assessed against
                                Assessable Premium. No
                                  contingent deferred
                               sales charge is assessed
                                against Exempt Premium.
------------------------------ -------------------------- -------- ------- ------- ------ ------- ------- ------ ------- ------- -------
------------------------------ -------------------------- -------- ------- ------- ------ ------- ------- ------ ------- ------- -------
                                                           10.0%    9.0%    8.0%   7.0%    6.0%    5.0%   4.0%    3.0%    2.0%    1.0%
------------------------------ -------------------------- -------- ------- ------- ------ ------- ------- ------ ------- ------- -------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Partial Withdrawal              Upon Partial Withdrawal                                      $25.00
Transaction Fee
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Transfer Fee                    After the 20th transfer                                      $10.00
                                   each Policy Year
------------------------------ -------------------------- ------------------------------------------------------------------------------

The  following  table  provides a summary of the periodic  cost you will incur while you own the Policy,  excluding  the  underlying mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

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                                                         PERIODIC POLICY COSTS
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---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.40% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum         Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $0.68 per $1,000 net    $648.00 per $1,000    $3.09 per $1,000 net
                                                                     amount at risk per     net amount at risk     amount at risk per
                                                                         year for a         per year for a 98-     year for a 45-year
                                                                     10-year-old female3      or 99-year-old          old female/no
                                                                                                  person4                tobacco

                                                                                                                  $3.45 per $1,000 net
                                                                                                                   amount at risk per
                                                                                                                       year for a
                                                                                                                   45-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Mortality and Expense Risk Charge               Daily                         0.90% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Charge                           Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------

1. The charges shown above are based on guaranteed  maximum cost of insurance rates,  which depend on Age,  gender,  tobacco use and rate  class,  and are for the  preferred  risk  class.  They may not be  representative  of the  charge  that you will pay.  You may request a personalized illustration of the charge by calling us at 1-888-554-3348.
2. The  representative  purchasers  for  Policies  issued on a single  life basis are a Male and  Female,  Age 45, who are in the no tobacco use class.
3.  The minimum charge for persons below Age 16, is independent of tobacco use.
4.  The maximum charge applies to both females and males, Age 98 or 99, who are either in the no tobacco or tobacco use class.

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2002.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.27% *                                       2.26%
---------------------------------------------- -------------------------------------------- --------------------------------------------

* The minimum  total annual  portfolio  operating  expenses  are those of a Portfolio  that may invest in mutual  funds,  which also charge their own operating  expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following table provides the actual  investment  management fees, other expenses,  12b-1 fees (if applicable),  the total annual expenses,  and any fee waivers and expense  reimbursements  for each Portfolio as of December 31, 2002, except as noted. Each figure is stated as a percentage of the  underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or  other  expenses is being  waived  and/or  reimbursed.  The "Net Annual  Portfolio  Operating
Expenses"  reflect the combination of the Portfolio's  investment  management fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the Portfolio before it provides American Skandia with the daily net asset value.  Any footnotes  about expenses  appear after the list of all the  Portfolios.  The Portfolio  information was provided by the underlying mutual funds and has not been independently verified by us.

See the  prospectuses  or statements of additional  information of the Portfolios for further  details.  The current  prospectus and statement of additional information for Portfolios can be obtained by calling 1-800-752-6342.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                                     (as a percentage of the average net assets of the Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:  1
  AST Strong International Equity                     0.87%          0.22%          0.05%         1.14%          N/A         1.14%
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST American Century International Growth           1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST DeAM International Equity                       1.00%          0.32%          0.00%         1.32%         0.15%        1.17%
  AST MFS Global Equity                               1.00%          0.40%          0.00%         1.40%          N/A         1.40%
  AST PBHG Small-Cap Growth                           0.90%          0.23%          0.03%         1.16%          N/A         1.16%
  AST DeAM Small-Cap Growth                           0.95%          0.19%          0.03%         1.17%         0.01%        1.16%
  AST Federated Aggressive Growth                     0.95%          0.83%          0.00%         1.78%         0.43%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.16%          0.07%         1.18%          N/A         1.18%
  AST Gabelli Small-Cap Value                         0.90%          0.18%          0.00%         1.08%          N/A         1.08%
  AST DeAM Small-Cap Value 2                          0.95%          0.22%          0.02%         1.19%         0.15%        1.04%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.18%          0.04%         1.12%          N/A         1.12%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.16%          0.16%         1.22%          N/A         1.22%
  AST Alger All-Cap Growth                            0.95%          0.16%          0.09%         1.20%          N/A         1.20%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.01%         1.20%          N/A         1.20%
  AST T. Rowe Price Natural Resources                 0.90%          0.20%          0.01%         1.11%          N/A         1.11%
  AST Alliance Growth                                 0.90%          0.19%          0.04%         1.13%          N/A         1.13%
  AST MFS Growth                                      0.90%          0.17%          0.04%         1.11%          N/A         1.11%
  AST Marsico Capital Growth                          0.90%          0.16%          0.02%         1.08%         0.02%        1.06%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
  AST DeAM Large-Cap Growth 2                         0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST DeAM Large-Cap Value                            0.85%          0.22%          0.02%         1.09%         0.10%        0.99%
  AST Alliance/Bernstein Growth + Value               0.90%          0.55%          0.00%         1.45%         0.10%        1.35%
  AST Sanford Bernstein Core Value                    0.75%          0.40%          0.00%         1.15%          N/A         1.15%
  AST Cohen & Steers Realty                           1.00%          0.19%          0.02%         1.21%          N/A         1.21%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.14%          0.07%         0.96%         0.02%        0.94%
  AST MFS Growth with Income                          0.90%          0.18%          0.03%         1.11%          N/A         1.11%
  AST INVESCO Capital Income                          0.75%          0.16%          0.01%         0.92%         0.01%        0.91%
  AST DeAM Global Allocation                          0.10%          0.17%          0.00%         0.27%          N/A         0.27%
  AST American Century Strategic Balanced             0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Asset Allocation                  0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Global Bond                       0.80%          0.28%          0.00%         1.08%          N/A         1.08%
  AST Federated High Yield                            0.75%          0.20%          0.00%         0.95%          N/A         0.95%
  AST Lord Abbett Bond-Debenture                      0.80%          0.30%          0.00%         1.10%          N/A         1.10%
  AST DeAM Bond 2                                     0.85%          0.22%          0.00%         1.07%         0.15%        0.92%
  AST PIMCO Total Return Bond                         0.65%          0.16%          0.00%         0.81%         0.02%        0.79%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%          N/A         0.83%
  AST Money Market                                    0.50%          0.14%          0.00%         0.64%         0.05%        0.59%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.42%            N/A          1.67%         N/A         1.67%

Rydex Variable Trust:
  Nova                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  Ursa                                                 0.75%         0.70%            N/A          1.45%          N/A         1.45%
  OTC                                                  0.90%         0.99%            N/A          1.89%          N/A         1.89%

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.33%            N/A          1.08%          N/A         1.08%
  Technology                                           0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Health Sciences                                      0.75%         0.31%            N/A          1.06%          N/A         1.06%
  Financial Services                                   0.75%         0.32%            N/A          1.07%          N/A         1.07%
  Telecommunications                                   0.75%         0.34%            N/A          1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.28%            N/A          1.15%         0.15%        1.00%
  Special Equity                                       0.92%         0.23%            N/A          1.15%         0.12%        1.03%
  Omega                                                0.52%         0.20%            N/A          0.72%          N/A         0.72%

ProFund VP:
  Europe 30                                            0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bear                                                 0.75%         0.89%           0.25%         1.89%          N/A         1.89%
  Bull Plus                                            0.75%         0.94%           0.25%         1.94%          N/A         1.94%
  OTC                                                  0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  UltraOTC                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  UltraSmall-Cap                                       0.75%         1.11%           0.25%         2.11%         0.13%        1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                    0.85%          1.16%          0.25%         2.26%         0.62%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1     The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios  until at least April 30, 2003. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed  under the  Distribution  Plan for the fiscal year ended  December 31,  2002.  Although  there are no maximum  amounts allowable,  actual  commission  amounts directed under the Distribution Plan will vary and the amounts directed during the last full fiscal year of the Plan's operations may differ from the amounts listed in the above chart.
2     These Portfolios  commenced  operations on May 1, 2002. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2002.

                                                    DESCRIPTION OF THE OFFERING

This Policy is  described  using a  "question  and answer"  format that  assumes  you,  the  prospective  purchaser,  are asking the questions.

PURCHASING A POLICY

Who  should  buy this  Policy?  Life  insurance  can be  bought  to meet a  number  of needs of  individuals  or  entities,  such as corporations  or trusts.  Different  types of life  insurance are designed to address  certain  needs more than others.  This Policy may be appropriate  for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate planning  needs who also may need  access  to some or all of the Cash  Value to meet  supplemental  retirement  income  needs or for emergency  expenses.  For  estate  tax  purposes,  purchasers  may want to  consider  placing  this type of  coverage  in a trust or transferring  ownership  of the  Policy in an effort to remove  the asset  from their  estate,  particularly  if, at any point,  the purchaser  believes  the Cash Value may not be needed as a resource for other  purposes.  This Policy may also be useful for persons seeking to make a sizable  donation  to a charity or  eligible  non-profit  organization,  where the charity is named both Owner and
Beneficiary of the Policy, and the donor is named as the Insured.  You should carefully  evaluate with your investment  professional whether this Policy is right for your specific  needs in light of your entire  situation and your personal and financial  goals.  In particular,  you should evaluate the advantages and  disadvantages of replacing any existing life insurance or annuity coverage with this Policy.  If you are seeking  specific tax  consequences,  you should consult with a competent tax advisor as to whether and how your goals may best be achieved.  These  policies  may not be an  appropriate  investment  if  purchased  within a  retirement  plan qualified  under the Code.  You should  consult a competent tax advisor or  investment  professional  about using these  policies in such plans.

How  do I buy a  Policy?  We  have  established  certain  underwriting  standards  to  determine  the  insurability  of  the  Policy applicants.  We require you to submit an Application  to provide  information  that enables us to determine if these  standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's  medical records and may also require the proposed  Insured to take certain medical tests. We evaluate all of this  information to determine  whether we can issue a Policy.  When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco  usage class and/or must be placed in a  substandard  risk class.  If the proposed  Insured  meets our standards and we have received a Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our  standards are not met and we received  a  Premium,  we will  return an amount  equal to the  Premium  to you.  No  interest  will be paid on  Premium  during the underwriting period.

Age Restrictions:     For Single Life  Policies - The Insured may not be older than Age 80 on the Policy  Date.  There is no minimum age limit.

                      For Joint Life Policies - The Insureds may not be less than Age 18 or older than Age 80 on the Policy Date.

Tobacco Usage Class:  The Insured's  tobacco usage class is a factor used to determine the Specified  Amount,  the Minimum  Required
Death Benefit,  the Guaranteed  Maximum  Monthly Cost of Insurance  Charge and the Current  Monthly Cost of Insurance  rates. If the
Insured was included in the tobacco usage class on the Policy's  Issue Date and  subsequently  ceases to be a tobacco user after the first Policy Year, you may apply for a change in status.

Substandard  Risk Class: If the Insured is placed in a substandard  risk class,  the factors used to determine the Minimum  Required
Death Benefit,  the Guaranteed  Maximum  Monthly Cost of Insurance  Charge and the Current Monthly Cost of Insurance rates under the
Policy will be different than for an Insured in the preferred risk class.  For Insureds in a substandard  risk class,  the change in these  factors  will  generally  result in a higher  monthly  cost of  insurance  charge and may result in a lower Death  Benefit as compared to an Insured in the  preferred  risk class.  Higher  monthly cost of insurance  charges will have an impact on the Account
Value and Cash Value of your Policy.  NOTE:  Where allowed by law,  Policies  issued to  Insured(s) in a substandard  risk class may not be eligible for certain benefits under the Policy.

To the extent  permitted by law, we reserve the right to apply  differing  standards of insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different class.  Such classes may include,  but are not limited to, persons  seeking a Policy who are applying all or a portion of proceeds  from an  insurance  or annuity  contract,  or proceeds of a redemption  from  another  financial  product,  such as mutual  funds.  One of the criteria we may apply in such a situation is that such differing  standards of insurability  apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

Do I have  coverage  while my  Application  is  being  reviewed?  We may  issue  you a  temporary  insurance  agreement  during  the
"underwriting  period."  The  "underwriting  period" is the  period  between  the time you first  apply for a Policy and the time we either issue the Policy or decide not to issue one.  A temporary insurance agreement may be issued only if:

|X|   the Application is completed in full;
|X|   the Insured answers "no" to certain questions on the Application  (these are questions we use as indicators of whether we will issue temporary insurance);
|X|   no Insured is under age 18; and
|X|   a Premium is submitted with the Application.

If we issue a temporary  insurance  agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting period, the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.
If the  Insured(s)  die(s)  during the  underwriting  period  and no  temporary  insurance  agreement  was in effect,  no benefit is payable.

We will return any Premium  submitted  with the  Application  if we cannot  complete  underwriting  within 60 days from the date the
Application  is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy,  at which time you may once again send us a Premium.  Temporary  insurance  lasts no longer than
90 days.

What is the temporary  insurance  benefit?  If the Insured (both Insureds if there are two Insureds) dies while temporary  insurance is in effect,  we pay the  Beneficiary  the lesser of the Death  Benefit  that would be in effect on the Policy Date if a Policy had been issued or $250,000.  This  $250,000  maximum  applies to all temporary  insurance  then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

How do I choose how much of this type of life  insurance  to buy,  which Death  Benefit  Option to use and how much  Premium to pay?
The Death  Benefit  Option,  Specified  Amount  and the  program of Premium  payments  that is right for your needs  depends on your particular  circumstances and the reasons you are buying a Policy.  You and your investment  professional  should discuss your needs and financial goals before applying for a Policy.

What happens if I change my mind about buying a Policy?  You have a  "free-look"  or "right to cancel"  period  during which you can change  your mind  about  buying a Policy.  The right to cancel  period is never  less than 10 days from the date you  receive  your
Policy.  It may be longer  depending on the applicable state law and the  circumstances of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally will return the greater of: (1) the Premiums paid, or (2) your Account Value plus an amount that equals any premium tax and DAC tax deducted and any charges  deducted from your Account Value.  However,  if you have  submitted a "return  waiver," we will return only your Account  Value plus any premium and DAC taxes  deducted and any charges deducted from your Account Value.  This may be more or less than the Premiums paid.

Do I have any other rights if I buy a Policy?  There are certain other  ownership  rights you may exercise  under a Policy.  You may name one or more  Beneficiaries.  You may make that  designation  "irrevocable,"  which  means it cannot be  changed.  If you do not designate the  Beneficiary as  irrevocable,  you retain the right to change the Beneficiary  before the Insured dies.  However,  all
Beneficiary  designations  are subject to our acceptance,  to the extent  permitted by law. You also may transfer,  pledge or assign your Policy,  which may trigger a currently  taxable event. You should only transfer,  pledge or assign your Policy after consulting with a competent tax advisor.  You may exercise  voting rights in relation to the  applicable  Portfolios.  Some of these rights may be limited  depending on the usage of your  Policy,  especially  if we permit it to be held in  connection  with certain  retirement plans designed to be "qualified" plans under the Code.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift,  estate or other tax  implications.  We assume the Beneficiary is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

You  should  consult  with a  competent  tax  advisor  on the  income  tax,  estate  and  inheritance  tax  implications  of various designations.  You should also consult with a competent  legal advisor as to the  implications  of certain  designations in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

PREMIUMS

Premiums are  categorized  as Assessable  Premium and Exempt  Premium.  The  Assessable  Premium  equals the total Premiums less the total  Exempt  Premiums.  Exempt  Premiums  are the  portion of Premiums  paid in any Policy  Year that  exceed the  Maximum  Annual
Assessable  Premium.  We do not charge a contingent  deferred  sales charge upon  surrender or  withdrawal of Exempt  Premiums.  The
Maximum Annual  Assessable  Premium is an amount per thousand of Specified  Amount.  The amount is cumulative from year to year. For example,  if your Maximum Annual  Assessable  Premium is $5,000 and you make a Premium payment of $4,000 in Policy Year 1, in Policy
Year 2 your Maximum Annual  Assessable  Premium is $5,000 plus $1,000 from Policy Year 1, or $6,000.  The Maximum Annual  Assessable
Premium  depends on the Age,  tobacco  usage class,  risk class and,  where  permitted,  gender of the Insured.  The Maximum  Annual
Assessable  Premium is increased if you increase the Specified  Amount,  and is decreased if you decrease the Specified  Amount.  We have  provided a table in Appendix E in the  Statement of  Additional  Information  of the Maximum  Annual  Assessable  Premiums for
Policies with one Insured.  The amounts shown in Appendix E are  applicable  for Insureds in the preferred  risk class.  The Maximum
Annual Assessable Premium for Insureds in a substandard risk class may be higher than for Insureds in a preferred risk class.

What is the initial  Premium?  You may submit  Premium  with the  Application  if the Insured  meets  certain  medical  underwriting criteria.  There is not a fixed amount of initial  Premium.  Instead,  we accept a range of initial  Premium between a minimum and a maximum.  The minimum and maximum  depends on the  Specified  Amount and the  Insured's  age,  tobacco  usage class,  risk class and gender, where permitted, as of the Policy Date.

If any portion of any  Premium is to be received as part of a  replacement  of a life  insurance  policy  (whether or not a tax-free exchange),  endowment or annuity policy then we must receive all our requirements In Writing for all such replacements  prior to the date we decide to issue a Policy.  Replacements are subject to our acceptance.

If we do not accept Premium with the Application or you choose not to submit a Premium with the  Application,  we will notify you if and when we have accepted the  Application  and agreed,  subject to submission  of the Premium,  to issue a Policy.  We will let you know at that time the minimum and maximum  amounts we accept as the  initial  Premium.  We will not issue a Policy  until we receive at least the minimum  initial  Premium at our Office,  except in the case of an Exchange  Policy.  We will issue an Exchange  Policy upon acceptance of your Application and our receipt of all of our requirements to process the exchange.

Premium must be submitted by check drawn on a U.S. bank, in U.S.  dollars,  and made payable to American  Skandia.  Premium may also be submitted via direct  transfer of funds.  We may reject any payment if it is received in an  unacceptable  form.  Our  acceptance of a check is subject to our ability to collect funds.

You may choose to use our funds  transfer  authorization  procedures as part of buying a Policy.  If you elect this  procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you currently  maintain funds and use those funds to pay  Premium.  You  must do so In  Writing  using a form  that  authorizes  us to  obtain  such  funds  only if and  when we have determined that the Application  meets our standards for issuing a Policy.  If you use this procedure,  you must provide us with all such authorizations simultaneously.

What is the maximum  initial  Premium I can pay? The maximum  initial  Premium we accept equals the maximum  amount that can be paid without  increasing the Death Benefit on the Policy Date.  However,  if you submit any Premium before we have determined whether you meet our requirements for issuing a Policy, we will not accept more than $500,000 without prior Home Office approval.

What is the  minimum  initial  Premium I can pay?  The  minimum  Premium we  generally  accept as an initial  Premium is  one-fourth
(1/4th) of the Maximum  Annual  Assessable  Premium.  We may accept less under  certain  circumstances,  such as when you  authorize periodic  withdrawals  from an account you may have with a bank or other financial  institution in amounts  designed to cumulatively pay amounts  equal to at least the minimum  Premium  requirements.  We may require a larger  minimum  Premium on Policies  issued to
Insureds in a substandard risk class.

Will you accept my  initial  Premium  if it causes my Policy to be  treated  as a MEC?  We will not apply the  portion of an initial
Premium that we believe  would  require us to treat your Policy as a MEC unless you  acknowledge  In Writing  before the Policy Date that we will treat the Policy as a MEC. If we do not receive such  notification,  we will return to you the  difference  between the amount you submitted and the amount we will apply as the initial  Premium.  However,  this will not apply in the case of an Exchange
Policy where we receive information we believe requires us to treat the Exchange Policy as a MEC in any case.

How and when is my initial Premium  invested?  We invest your Net Premium,  which is the Premium less the charges deducted from each
Premium and any charge for  optional  additional  benefits  (should you elect such  benefits).  We invest the initial Net Premium on the Policy Date.  You can request that we allocate the initial Net Premium using one or more variable  investment  options  and/or a
Fixed  Allocation.  However,  we initially  invest the portion of the initial Net Premium  that you  indicate  you want  invested in variable  investment options in the AST Money Market  Sub-account,  unless you submit a "return waiver" In Writing before the Policy
Date,  where  permitted by law. This also applies to any additional  Premium we receive during the right to cancel period.  A return waiver is an election  by you to invest as soon as  possible in the  variable  investment  options of your  choice.  If you submit a
"return  waiver"  and then  decide to return  your Policy  during the right to cancel  period,  you may  receive  back less than the
Premium.  Generally,  we transfer the Account  Value in the AST Money Market  Sub-account  to the  variable  investment  options you request as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However,  we will make the transfer as of a later date if your right to cancel period is longer than 10 days to meet state law requirements.

ADDITIONAL PREMIUMS

When may I  contribute  additional  Premiums  and how much may I pay?  You may send us  additional  Premiums  at any time before the
Insured's  Age 100 and while the  Insured  is alive  unless  the amount you have paid  to-date  equals the then  current  maximum we permit.  The amount you may pay is flexible within the limits discussed below.

When do you allocate  additional  Premiums?  We allocate Net Premium resulting from an additional  Premium payment to the investment options as of the Valuation Period we receive that Premium at our Office.

How do you allocate  additional  Premiums among the investment  options?  We allocate Net Premiums resulting from additional Premium payments  according  to your most  recent  instructions  to us. If you are  participating  in any  allocation  programs  we agree to support,  such as any program of periodic  rebalancing  of your Account Value among  various  investment  options,  we will allocate additional Premiums in accordance with such a program unless we receive alternate instructions.

What is the most I may pay in total  while I own a Policy?  The maximum  you may pay  changes.  At any  particular  time,  it is the amount which,  at that time,  would not cause the Death  Benefit to increase by more than the amount of the Premium.  We reserve the right to require new evidence  satisfactory to us that the Insured meets our  underwriting  standards before we agree to accept such
Premium.

What is the  least  amount I may pay at any one time?  Unless  you must make a payment  to keep the  Policy in force,  as  discussed below,  the minimum  amount we accept as an additional  Premium  depends on whether you have  arranged to make periodic  withdrawals from a bank or other financial institution ($100 minimum), or whether you make additional Premium payments directly ($500 minimum).

Will you accept an  additional  Premium if it causes my Policy to be treated as a MEC?  We will not apply the portion of any Premium that we believe would  require us to treat your Policy as a MEC if it was not  previously a MEC.  However,  if you provide us with a notice In Writing  that you  understand  that the  additional  Premium will require us to treat your Policy as a MEC, we will accept the Premium.  If you do not give us such notice,  we will return the  difference  between the amount you submitted and any amount we apply as a Premium.

KEEPING THE POLICY IN FORCE

What is the  least  amount I must pay to keep the  Policy in force?  We cannot  know in  advance  any  minimum  amount  that will be required  to keep the Policy from  ending  without  value,  or  lapsing.  This is because:  (1) the charges we deduct each month are based on your Account Value,  which may increase or decrease due to the  performance of the  investment  options;  (2) we retain the right to decrease or increase the current cost of insurance  rates,  subject to the guaranteed  maximums in the Policy;  and (3) you may request and we may agree to a change in the Death  Benefit  Option and/or the Specified  Amount.  If, on any Monthly  Processing
Day,  your Cash Value is  insufficient  to pay the  current  deductions,  a 61-day  "grace  period"  begins.  If you enter the grace period,  we will send you a notice of how much you have to pay before the end of the grace  period to keep the Policy in force.  You may also qualify for the guaranteed continuation provision, discussed below.

Can the Policy  lapse due to poor  investment  performance?  The Policy  could  enter the grace  period  because of poor  investment performance  combined  with the  deduction  of the  Policy's  fees and  charges.  If that were to occur and, by the end of the grace period,  there was not  enough  Cash Value to deduct  the  unpaid  charges,  the Policy  would  lapse,  unless you  qualify  for the guaranteed continuation provision.

What happens when there is a death during the grace period?  We deduct the unpaid  charges from the Death  Benefit when  calculating the Death Proceeds if the Insured dies during a grace period.

Can the Policy be  reinstated  if it lapses?  You may apply for  reinstatement  of the Policy if it  lapses.  We must  receive  this application  In  Writing at our  Office  within  five years of the date the lapse  occurred  as  measured  from the end of the grace period.  We may require  evidence of  insurability  satisfactory  to us. In order to reinstate  your Policy,  you also must pay us a reinstatement amount, including any applicable charges.

What is the guaranteed  continuation  provision?  During the first ten Policy Years,  you may qualify for a guaranteed  continuation provision  if the  cumulative  amount of Premium  you have paid,  less any  withdrawals  and any Debt,  is not less than a specified minimum for each Policy  Month times the number of Policy  Months  since the Policy  Date.  We call the  specified  minimum for each
Policy Month the "monthly  continuation  amount".  Your Policy must meet this  cumulative  Premium test each Policy Month to qualify under this provision.  If you qualify for  continuation  under this  provision,  we guarantee that your Policy will not enter into a grace  period  until the 10th  Policy  Anniversary.  However,  the Death  Benefit in effect  during the period  that the  guaranteed continuation  provision  applies will be fixed as shown in the Policy.  NOTE: Where allowed by law, Policies issued to an Insured(s)
in a substandard risk class may not be eligible for the guaranteed continuation provision.

For  example,  if the  monthly  continuation  amount is $500 and your Policy was in its 20th  Policy  Month,  the sum of the monthly continuation amounts would be $10,000.  Therefore,  for purposes of this example, the guaranteed  continuation provision would apply in the 20th Policy  Month if you had paid at least  $10,000 to that point,  and would apply in the 21st Policy Month if you had paid at least $10,500 up to the 21st Policy Month,  assuming  there is no Debt. We adjust the monthly  continuation  amount going forward after any increase or decrease to the Specified Amount in the first 10 Policy Years.

DEATH BENEFITS

What are the  Death  Proceeds  and how are they  determined?  The  benefits  due as a result  of the  Insured's  death are the Death
Proceeds.  If there are joint  Insureds,  the benefits  are due as a result of the death of the last  surviving  Insured.  The Death
Proceeds are based on the Death  Benefit as of the date we receive all our  requirements  for paying a death claim and are satisfied that the death claim can be paid.  These  requirements  include,  but are not limited to, receipt of a valid death  certificate  and information we need to make payments to all Beneficiaries.

We determine the Death Proceeds by first  subtracting  any Debt and any unpaid  charges due from the Death Benefit.  We then add any interest amount required by law.  The Death Benefit will not be less than the Cash Value at any time.

What is the Death  Benefit?  The Death Benefit is the greatest of the Basic Death  Benefit,  the Minimum  Required Death Benefit and
the  Guaranteed  Minimum  Death  Benefit,  as described in more detail  below.  The Death  Benefit is  determined  as of the date we receive all our requirements for paying a death claim.

What is the Basic Death Benefit?  Do you offer  different  Death Benefit  Options?  The Basic Death Benefit  depends on which of the two (2) Death Benefit  Options you select.  The Death  Benefit  Options are Option I (Level) or Option II  (Variable),  as described below.  Your choice of Death Benefit  Option will produce a different  Basic Death Benefit  calculation as of the Policy Date and in the future.

                          ----------------------------- ----------------------------------------------------------------------
                              Death Benefit Option                               BASIC DEATH BENEFIT
                          ----------------------------- ----------------------------------------------------------------------
                          ----------------------------- ----------------------------------------------------------------------
                                   Option I -                                      Specified Amount
                                     LEVEL
                          ----------------------------- ----------------------------------------------------------------------
                          ----------------------------- ----------------------------------------------------------------------
                                  Option II -                           Specified Amount plus the Account Value
                                    VARIABLE
                          ----------------------------- ----------------------------------------------------------------------

What is the Specified  Amount?  The  Specified  Amount is a measuring  device we use in  determining  the Death  Benefit  before the
Insured's  Age 100. On your  Application,  you indicate  the  Specified  Amount you want us to issue for your  Policy.  We may issue that amount,  or we may offer to issue a lower Specified  Amount if the Insured(s)  do(es) not qualify for the amount you seek under our  underwriting  rules.  The  Specified  Amount  remains  level  unless you request an increase or decrease and we agree to such a change.  Under certain  circumstances,  a partial  withdrawal may also reduce the Specified  Amount,  as discussed in the section on
Partial Withdrawals.

What is the Minimum  Required  Death Benefit?  The Minimum  Required Death Benefit is the minimum amount that must be payable at the
Insured's  death,  before  reduction  for any Debt,  for the Policy to be  treated as life  insurance  under the Code.  The  Minimum
Required Death Benefit  changes as the Account Value  changes.  We determine the Minimum  Required Death Benefit by multiplying  the
Account  Value by factors  that vary by the attained  Age,  gender  (where  permitted),  tobacco  usage class and risk class of each
Insured.  When there are joint Insureds,  the factors used to determine the Minimum Required Death Benefit are based on an actuarial derivation  of the factor  applicable  for each  Insured.  The gender and risk class of the  Insured  does not  change,  so the only element that changes the factors and effects the Minimum  Required  Death Benefit after the Policy Date is the aging of the Insured, unless you apply for and we agree to a change in tobacco  usage class.  The factors we may apply to determine  the Minimum  Required
Death Benefit are shown in Appendix A in the Statement of Additional Information.

What is the Guaranteed  Minimum Death Benefit?  The Guaranteed  Minimum Death Benefit is used to determine the Death Benefit when it is greater than the Basic Death  Benefit,  based on the Death Benefit  Option you chose,  and the Minimum  Required  Death  Benefit.
There is no Guaranteed Minimum Death Benefit beyond Age 100 of the Insured, or if the policy terminates before the Insured's death.

|X|   On the Policy Date: the Guaranteed Minimum Death Benefit equals the initial Premium.
|X|   After the Policy  Date and until the first  Policy  Anniversary:  the  Guaranteed  Minimum  Death  Benefit is the total of all
              Premiums paid, less any partial withdrawals.
|X|   After the first Policy  Anniversary  but before the "target date":  (the Policy  Anniversary  when the Insured is Age 75), the
              Guaranteed Minimum Death Benefit is the higher of the total of all Premiums paid less all partial  withdrawals and the highest  "Anniversary  Value,"  which is the  Account  Value on any Policy  Anniversary  less all  subsequent  partial withdrawals.
|X|   On or after the "target date":  the Guaranteed  Minimum Death Benefit is the higher of the total of all Premiums paid less all partial  withdrawals and the highest Anniversary Value as of the "target date," less all partial withdrawals after the
              "target date." If there are two Insureds,  the  Guaranteed  Minimum Death Benefit ends based on the Age of the younger
              Insured, or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.
|X|   If the Insured is Age 75 or older on the Policy Date: the  Guaranteed  Minimum Death Benefit is the total of all Premiums paid less all partial withdrawals.
|X|   If the Policy is issued for two (2)  Insureds:  the "target  date" is based on the age of the younger  Insured,  or what would have been the age of the younger Insured if the younger Insured  predeceases the older Insured.  This also applies if, as of the Policy Date, the younger Insured is younger than Age 75.

Is there  any age limit on the Death  Benefit?  Yes.  On a single  life  Policy,  on or after the  Policy  Anniversary  the  Insured attains Age 100,  the Death  Benefit  equals the Account  Value.  On a joint life  Policy,  on or after the Policy  Anniversary  the younger Insured, attains or, if that person is deceased, would have been, Age 100, the Death Benefit equals the Account Value.

Does  choosing  between Death Benefit  Option I and II affect  anything  other than the Death  Benefit?  Yes.  Certain Death Benefit
Options may result in higher  monthly  charges.  Choosing  Death Benefit  Option I or Option II affects the Net Amount at Risk which will have an impact on the amount you pay in cost of insurance  charges.  Option II initially  has a higher Net Amount at Risk which will  result in a higher  cost of  insurance  charge.  It may also have an  impact on what you might pay upon  surrender.  How these charges  work are  discussed  in more detail  below in the  section on "Costs." An increase in charges has a negative  impact on the growth of your Account Value.  A decrease in charges has a positive impact on the growth of your Account Value.

Who  chooses  which  option to use?  You choose the option on your  Application  for a Policy.  If you do not elect a Death  Benefit
Option on your Application we will review the Application to determine if our underwriting  requirements are met.  However,  we will require you to elect either Death Benefit Option I or II prior to issuing a Policy.

May I change the Death  Benefit  Option or the  Specified  Amount?  While the Insured is alive,  you may request to change the Death
Benefit Option or to increase or decrease the Specified Amount to meet changing needs or goals.

         Any change to the Death Benefit Option is subject to our acceptance  and our rules,  which include,  but are not limited to the following:
|X|   Any change must take effect after the first Policy Year.
|X|   We only permit one such change per Policy Year.
|X|   We must receive the request In Writing at our Office.
|X|   We may require satisfactory evidence of insurability for any change that prospectively increases the Net Amount at Risk.
|X|   If evidence of  insurability  is required,  we will not accept the request if the Insured(s) is over our then current  maximum age for issuing a Policy.
|X|   We may require you to sign an  acknowledgment  that you  understand  the impact or  potential  impact of the change on the tax treatment of your Policy,  particularly  if the change results or may result in your Policy  becoming a MEC.  Changing between  Death  Benefit  Option I and II also may have an impact on whether a Policy is  treated as a MEC.  Therefore, you should consult with a competent tax advisor before requesting a change.
|X|   If we grant any such request,  it will take effect on the Monthly  Processing  Day occurring on or  immediately  following the date we agree to such a change.
|X|   On the date the change  takes  effect,  there will be no change in the Death  Benefit.  That means  that,  if you change  from
              Option I to Option II, the Specified Amount will be reduced.

Any change to the Specified  Amount is subject to our rules,  which  include,  but are not limited to the eight rules outlined above for changing the Death Benefit Option, plus the following additional rules:

|X|   The amount of any increase or decrease may not be less than $5,000.
|X|   The Specified Amount after any decrease may not be less than $50,000 (single life Policy) or $100,000 (joint life Policy).
|X|   No decrease in the  Specified  Amount is  permitted  during the first seven  Policy  Years or during the five  calendar  years subsequent to any increase in Specified Amount.

What other parts of the Policy are affected if I change the Specified  Amount?  Increasing the Specified  Amount  initially  results in a higher Death Benefit,  unless the increased  Specified  Amount would then not exceed the Minimum  Required Death Benefit or the
Guaranteed  Minimum Death Benefit.  When the Death Benefit is increased in this way, it initially  increases the Net Amount at Risk, and therefore,  the cost of insurance  charge.  Decreasing the Specified  Amount  generally has the opposite  effects.  Changing the
Specified  Amount could affect the maximum  Premiums you may pay, as well as the Maximum Annual  Assessable  Premium.  Also, if your policy is not deemed to be a MEC,  changing the Specified  Amount may affect how much Premium you may  subsequently  pay without the
Policy becoming a MEC.

How are Death  Proceeds paid and to whom are they paid? We pay the Death  Proceeds as a lump sum or in accordance  with the terms of whatever  settlement options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the method of payment for your  Beneficiaries  if you notify us In
Writing before the Insured's death as to how you want the Death Proceeds to be paid.

ACCELERATED DEATH BENEFIT

What is an  accelerated  death  benefit?  An  accelerated  death  benefit  is  pre-payment  to the Owner of a  portion  of the Death
Proceeds.  The maximum we will pay,  before any reductions,  is 50% of the Death Benefit or $250,000,  whichever is less. The actual amount to be paid is reduced by a 12-month  interest rate discount  (currently  6.0%) and a pro-rata  portion of any Debt,  based on the ratio by which the Death Benefit is reduced as a result of the payment of the  accelerated  death benefit.  We reserve the right to change the interest rate discount percentage.

How do I qualify for an  Accelerated  Death  Benefit?  We will only make such a payment  once,  where  allowed by law,  based on the
Owner's  request.  The Insured may not request such a payment  unless the Insured is also the Owner.  We only make the payment if we receive all our  requirements.  Our  requirements  include,  but are not limited to,  satisfactory  proof to us In Writing  that the
Insured (the last surviving  Insured if there are two Insureds)  became  terminally ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that  occurred  after the Issue Date. To the extent  permitted by law, we will change our  procedures  in relation to this benefit or the  definition  of terminally  ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.

What happens to the  remaining  benefits if American  Skandia makes such a payment?  If we make such a payment,  we first reduce the
Policy's  benefits and any Debt  proportionately.  For example,  if the Death Benefit  before such a payment is $200,000 and we make an accelerated  Death Benefit payment of $50,000,  we reduce the Death Benefit by the ratio of the payment to the then current Death
Benefit,  which in this case is by 25%, to $150,000.  We also reduce the Maximum  Annual  Assessable  Premium.  You should consult a tax  advisor  on the tax  consequences  of such a  payment.  Please  refer to  Appendix  A for a  hypothetical  illustration  of the accelerated death benefit provision.

COSTS

What kinds of charges are there for this Policy?  The Policy has three (3) different  categories of charges:  (1) transaction costs, which are charges we assess if and when you submit  Premium,  if you  surrender  or withdraw any amount from your Policy or when you transfer  Account Value among  investment  options;  (2) periodic Policy costs,  which are charges we deduct on a daily,  monthly or annual  basis while you own the Policy,  excluding  the  Portfolio  annual  expenses;  and (3)  Portfolio  costs,  which are charges deducted annually by each Portfolio.

How are charges  deducted?  The  transaction  costs when you submit  Premium are assessed  against each Premium in relation to state and local premium taxes we may incur on that Premium,  and an amount in relation to our Federal  taxes.  Certain  transaction  costs upon surrender are a percentage of the Assessable  Premium,  while  transaction  costs upon partial  withdrawal are assessed against the investment  options  pro-rata in the same ratio as Account Value is being  withdrawn from such investment  options.  Transaction costs upon  transfer  (if  applicable)  are  deducted  from amounts  transferred  pro-rata in the same ratio as Account  Value being transferred.

The periodic Policy costs include:  (1) charges that we deduct daily against assets maintained in the Separate  Account,  which only apply to the Account Value you allocate to the variable  investment  options;  (2) charges we deduct monthly from the Account Value, which are due in all Policy Years until Age 100; and (3) charges  that we deduct  monthly from the Account  Value only for the first ten Policy Years.

Charges  deducted  from  Account  Value are  deducted  from your  investment  options  pro-rata  based on the Account  Value in each investment  option.  If you maintain Account Value in more than one Fixed  Allocation in a Policy Year, any applicable  charges will be deducted on a "last-in,  first-out" basis,  starting with the last Fixed Allocation that was made prior to the Monthly Processing
Date the deduction is made.

The Portfolio  costs are a percentage of the  Portfolio's  daily net assets,  which are deducted daily by each  Portfolio  before it provides American Skandia with the net asset value as of the close of business each day.

What are the  transaction  costs and when are they  deducted?  We assess five types of  transaction  costs - the premium tax,  "DAC"
tax, contingent deferred sales charge, partial withdrawal transaction fee and the transfer fee.

Premium  tax:  The premium tax is a percentage  of each  Premium in relation to state and local  premium  taxes we may incur on that
Premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each Premium.  We deduct these charges before we allocate the net amount to the investment options.

"DAC" tax: Life insurance  companies are required to capitalize  certain  acquisition  expenses  based on assumptions  under Section
848 of the  Code.  This has the  effect  of  increasing  our  current  tax  liability  over what it would be  without  this  special provision.  The tax  liability  created by the  deferral of these  acquisition  expenses  is referred to as a "deferred  acquisition cost" tax or "DAC" tax. To reimburse us for this special  insurance  company tax at a rate we believe to be  reasonable  in relation to the liability, we deduct an amount equal to 1.15% of each Premium.

Contingent  deferred sales charge: The contingent  deferred sales charge is a percentage of the Assessable  Premium.  The contingent deferred sales charge reimburses us for expenses related to sales and distribution of the Policy,  including commissions,  marketing materials  and other  promotional  expenses.  It is charged if you  surrender  the Policy  during the first ten (10)  Policy  Years, unless the Policy  qualifies  for a  medically-related  waiver of these  charges,  as  discussed  in the section of this  Prospectus entitled "Medically-Related Waiver", or you surrender or withdraw Exempt Premiums.

The percentages that we assess against Assessable Premium upon a surrender are as follows:

         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         Policy Year               1        2         3        4        5        6        7        8         9       10       11+
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------
         Percentage (%)          10.%      9.0%     8.0%     7.0%     6.0%     5.0%     4.0%      3.0%     2.0%     1.0%       0
         ---------------------- -------- --------- -------- -------- -------- -------- -------- --------- -------- -------- --------

Cost of surrendering the Policy:  In each  hypothetical  example,  we assume that neither the Specified Amount nor the Death Benefit
Option is changed after the Policy Date.

|X|   Assume that the Maximum  Annual  Assessable  Premium is $10,000 and that $10,000 of Premium was paid in each of Policy Years 1 through 5, for a total of $50,000.  Assume further that the Policy is being  surrendered in Policy Year 6; and that at the time of surrender, the Account Value is $75,000.

          Given these facts,  the  Assessable  Premium  equals the  Premiums  paid.  No amount paid in any Policy Year  exceeded the
          Maximum Annual  Assessable  Premium.  The  contingent  deferred sales charge for a surrender in Policy Year 6 is 5% of the
          Assessable  Premium (5% of $50,000 or $2,500).  The amount  payable upon  surrender  would be $75,000  less $2,500,  which equals $72,500.

|X|   Assume  that the Policy is an  Exchange  Policy and that the  proceeds  of the  exchange  were  $50,000  which was the initial
          Premium.  Assume further that the Maximum Annual Assessable  Premium is $10,000 and that $5,000 of subsequent  Premium was paid in the second  Policy  Year.  Assume  further that the Policy is being  surrendered  in Policy Year 6 and that at the time of surrender, the Account Value is $85,000.

          Given these facts,  the Assessable  Premium is less than the Premiums paid. The amount of Premium paid in the first Policy
          Year over $10,000 is Exempt  Premium.  Since $50,000 was paid in the first Policy Year,  the amount of the Exempt  Premium paid in that Policy Year was $50,000 minus  $10,000,  or $40,000.  There was no Exempt  Premium in the second Policy Year, since $5,000 is less than the  applicable  Maximum  Annual  Assessable  Premium for the second Policy Year. The contingent deferred  sales charge for a surrender in Policy Year 6 is 5% assessed  against  $55,000 of Premium less $40,000 of Exempt
          Premium (5% of $15,000 or $750).  The  contingent  deferred  sales  charge for a  surrender  in Policy Year 6 is 5% of the
          Assessable  Premium  (5% of 15,000 or $750).  The amount  payable  upon  surrender  would be $85,000  less $750,  which is
          $84,250.

Exception to the contingent  deferred sales charge and sales charge:  From time to time, and to the extent  permitted by law, we may reduce  the amount of the sales  charge  (See "What are  periodic  Policy  costs and when are they  deducted?")  and the  contingent deferred sales charge,  the period during which such charges apply,  or both, when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider  such  factors as: (a) the size and type of group;  (b) the amount of
Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent  deferred  sales charge is imposed  when, as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours;  (b) an  officer,  director,  employee,  retiree,  sales  representative,  or in the case of an  affiliated  broker-dealer, registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director, officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services  to an  underlying  mutual  fund  or  any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered representative  of a  broker-dealer  or insurance  agency that has a then current  selling  agreement  with us and/or with  American
Skandia Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative of any firm providing us or our affiliates with regular legal, actuarial, auditing,  underwriting,  claims,  administrative,  computer support, marketing, office or other  services;  (g) the then  current  spouse of any such person  noted in (b)  through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the  child(ren)  or other legal  dependent  under the age of 21 of any such person noted in (b)
through (h) above; and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify us at the time you  apply for the  Policy if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated  class may result in your Policy being subject to the contingent  deferred sales charge and sales charge as described above.

Partial  withdrawal  transaction  fee:  We charge  $25.00 as a  transaction  fee for each  partial  withdrawal  unless  the  partial withdrawal qualifies as a medically-related withdrawal.  This amount is deducted separately from your Account Value.

Transfer  fee: We charge a $10.00  transfer fee for every  transfer  after the 20th in each Policy  Year.  This  includes  transfers into a Fixed Allocation and any transfers from a Fixed Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not include  transfers made as part of any dollar cost averaging  program we offer.  For this purpose,  all transfers  occurring  during the same  Valuation  Period are  considered  one  transfer.  We assess the  transfer  fee at the time any  transfer  is made that is subject to the fee.

What are the periodic  Policy costs and when are they  deducted?  We assess four types of periodic  Policy costs,  which include the sales charge, the cost of insurance charge, the mortality and expense risk charge, and the administration charge.

Sales charge:  We deduct the sales charge  during the first ten (10) Policy  Years.  It is a percentage of your Account Value and is the  equivalent  of 0.40% per year.  We deduct this charge from your  Account  Value on each  Monthly  Processing  Day.  This charge compensates American Skandia for expenses related to sales and distribution of the Policy,  including  underwriting and Policy issue costs, commissions, marketing materials and other promotional expenses.

There are certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are exactly the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are transaction costs and when are they deducted?"

Cost of insurance  charge:  The monthly cost of insurance  charge is determined by multiplying the current monthly cost of insurance rate by the Net Amount at Risk.  To that amount we add a cost of  insurance  fee,  currently  $12.00.  The current cost of insurance rates and cost of  insurance  fee are subject to change;  however,  the  combination  will not exceed the product of the  guaranteed maximum  cost of insurance  charge  multiplied  by the Net Amount at Risk.  The cost of  insurance  charge is not a constant  dollar amount.

Please note that in  calculating  the Net Amount at Risk,  the Death Benefit that would then apply is the highest of the Basic Death
Benefit (which  depends on the Death Benefit Option you choose),  the Minimum  Required  Death  Benefit,  or the Guaranteed  Minimum
Death  Benefit.  The cost of insurance  rates  increase as the Insured  ages,  although the rates may not increase each Policy Year.
We  reserve  the  right to vary the rates per  thousand  of Net  Amount  at Risk  based on either  the Net  Amount at Risk or on the
Specified Amount.

We  reserve  the  right to  adjust  current  monthly  cost of  insurance  rates by an  underwriting  factor.  As of the date of this
Prospectus, we were not making any such adjustments.

The guaranteed  maximum monthly cost of insurance  charges for Policies with one Insured are shown in Appendix B in the Statement of
Additional  Information.  The current  monthly  cost of insurance  rates as of the date of this  Prospectus  for  Policies  with one
Insured are shown in Appendix C in the  Statement of  Additional  Information.  Corresponding  rates for two  proposed  Insureds are available  from us upon request.  A detailed  explanation  of how we calculate the current  monthly cost of insurance  charges and a sample  calculation  are provided in Appendix D in the Statement of Additional  Information.  These amounts will differ for Insureds in a substandard risk class.

The guaranteed  maximum cost of insurance  charge is different at each Age. The guaranteed  maximum cost of insurance charge depends on the tobacco  usage class and risk class of each  Insured.  We base the  guaranteed  maximum cost of insurance  charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality  Smoker/Non-Smoker  Table, age last birthday.  However, if required by law,  unisex  charges will apply,  and we will use a unisex  variation of that table.  If we use unisex rates,  generally cost of insurance  charges  will  increase  for females and will  decrease for males.  Charges for  substandard  risk classes are based on a multiple of the table rates.

Mortality and expense risk charge:  We assess a mortality and expense risk charge  against the assets in the Separate  Account.  The mortality and expense risk charge is 0.90% per year.  We assess this charge each  Valuation  Period  against the daily value of each
Sub-account.

The  mortality  and expense risk charge is assessed for  mortality  risk and expense  risk.  The  mortality  risk  American  Skandia assumes is that the  Policy's  cost of  insurance  charge will be  insufficient  to pay claims and that the insured will not live as long as expected.  The expense risk we assume is that the expenses  incurred in issuing,  distributing and  administering the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our assumptions  about the mortality risks and expenses under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Administration  charge:  We  assess an  administration  charge  for costs  associated  with  operating  the  Separate  Account.  The administration  charge is equal to 0.25% per year.  We assess  this  charge each  Valuation  Period  against the daily value of each
Sub-account.  The  administration  charge covers  administrative  costs  associated  with providing the Policy  benefits,  including preparation of the policy,  confirmation  statements,  annual account  statements and annual reports,  legal and accounting fees, as well as, various related expenses.  We may increase the  administration  charge;  however,  any increase will only apply to Policies issued after the date of the increase.

American  Skandia may make a profit on the  mortality  and  expense  risk charge and the  administration  charge if, over time,  the actual  cost of  providing  the  guaranteed  insurance  obligations  under the  Policy  are less than the  amount we deduct  for the mortality and expense risk charge and the  administration  charge.  To the extent that we make a profit on the mortality and expense risk charge and the  administration  charge,  such profit may be used for any other corporate  purpose,  including  payment of other expenses that American Skandia incurs in promoting,  distributing,  issuing and  administering  the Policy.  We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

What are the  Portfolio  annual costs and when are they  deducted?  We do not assess any charges  directly  against the  Portfolios.
However,  each  Portfolio  charges a total  annual fee  comprised  of an  investment  management  fee,  operating  expenses  and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each Portfolio  before it provides  American
Skandia  with the net asset value as of the close of business  each day.  More  detailed  information  about fees and charges can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Portfolios".

Do you offer special  arrangements for corporate or other  purchasers?  To the extent permitted by law, for corporate or other group or sponsored  arrangements  purchasing  one or more  Policies,  we may reduce the amount of the  mortality  and expense risk charge, sales charge and the contingent  deferred  sales charge,  the period during which such charges  apply,  or both,  where the expenses associated with the sale of, or the  underwriting or other  administrative  costs  associated with the Policies are reduced.  Sales, underwriting  or other  administrative  expenses  may be  reduced  based on such  factors as  expected  economies  resulting  from a corporate purchase or a group or sponsored  arrangement,  the amount of initial and/or expected Premiums or other transactions where sales expenses are likely to be reduced.  We may also alter the terms of certain Policy  provisions,  including the  availability of death  benefit  options  and the Cash Value  Credit  provision  for these types of  purchasers.  We will not  discriminate  unfairly between  purchasers if and when we reduce any of the charges  discussed above,  make changes to the duration such charges will apply or alter the terms of Policy provisions.

VARIABLE INVESTMENT OPTIONS

What are the  investment  objectives  and  policies  of the  variable  investment  options?  Each  variable  investment  option is a
Sub-account  of American  Skandia Life  Assurance  Corporation  Separate  Account F. Each  Sub-account  invests  exclusively  in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following chart classifies each of the  Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also provides a short summary  description of each Portfolio's  investment  objective (in italics) and a summary description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

 The name of the  advisor/sub-advisor  for each Portfolio appears next to the description.  Those portfolios whose name includes the prefix "AST" are Portfolios of American Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
 Incorporated,  an  affiliated  company  of  American  Skandia.  However,  a  sub-advisor,  as noted  below,  is  engaged to conduct day-to-day investment decisions.

 The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Policy are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception.  Certain  retail  mutual  funds may also have been  modeled  after a  Portfolio.  While  the  investment  objective  and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the actual  investments  will differ to varying  degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  You should not compare the performance of a publicly  traded mutual fund with the performance of any similarly named Portfolio  offered as a Sub-account.  Details about the investment  objectives,  policies,  risks, costs and management of the Portfolios are found in the  prospectuses  for the  underlying  mutual  funds.  The current  prospectus  and statement of  additional  information  for the underlying Portfolios can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST Strong International Equity (f/k/a AST AIM International  Equity):  seeks long-term capital      Strong Capital
      EQUITY        growth by investing in a diversified  portfolio of international  equity securities the issuers     Management, Inc.
                    of which are  considered to have strong  earnings  momentum.  The  Portfolio  seeks to meet its objective by investing,  under normal market conditions,  at least 80% of its total assets in a diversified  portfolio  of equity  securities  of  companies  located or operating in developed
                    non-U.S.  countries  and emerging  markets of the world.  The  Sub-advisor  intends to focus on companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects companies based on five key factors:  growth,  valuation, management, risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair &
      EQUITY        growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in     Company, L.L.C.
                    equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined allocation among countries,  geographic regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to     American Century
      EQUITY        achieve its investment  objective by investing  primarily in equity securities of international        Investment
                    companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal     Management, Inc.
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL    AST DeAM  International  Equity  (f/k/a AST  Founders  Passport):  seeks  capital  growth.  The      Deutsche Asset
      EQUITY        Portfolio  pursues its  objective  by  investing at least 80% of its total assets in the equity     Management, Inc.
                    securities of companies in developed non-U.S.  countries that are represented in the MSCI EAFE(R)
                    Index.  The  target of this  Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index within 4% with normal deviation  expected of 1%. The Sub-advisor  considers a number of factors in  determining  whether  to invest  in a stock,  including  earnings  growth  rate,  analysts'
                    estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio      Massachusetts
                    invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as    Financial Services
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers         Company
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase securities of companies with relatively large market capitalizations  relative to the market in which they are traded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The     Pilgrim Baxter &
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the     Associates, Ltd.
                    common stocks of  small-sized  companies,  whose market  capitalizations  are similar to market capitalizations  of the  companies  in  the  Russell  2000(R)Index.  Following  the  change  in sub-advisor, the AST PBHG Small-Cap Growth sub-account is now re-opened to all Contract Owners.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth  (f/k/a AST Scudder  Small-Cap  Growth):  seeks  maximum  growth of      Deutsche Asset
                    investors'  capital  from a portfolio  of growth  stocks of smaller  companies.  The  Portfolio     Management, Inc.
                    pursues its  objective  by normally  investing  at least 80% of its total  assets in the equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment   Federated Investment
      GROWTH        objective by investing  in equity  securities  of companies  offering  superior  prospects  for   Counseling/Federated
                    earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller    Global Investment
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The     Management Corp.
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will   Goldman Sachs Asset
                    seek its objective through  investments  primarily in equity securities that are believed to be        Management
                    undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized, based on the value of their outstanding stock.  Specifically,  under normal  circumstances,  at least 65% of the Portfolio's  total assets will be invested in common stocks issued by smaller, less well-known  companies (with market  capitalizations of less than $4 billion at the time of investment).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks that appear to be  undervalued.  The  Portfolio  will normally     Investors, Inc.
                    invest at least  65% of its total  assets in  stocks  and  equity-related  securities  of small companies  ($1  billion  or less in market  capitalization).  Reflecting  a value  approach  to investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings, cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its objective by normally  investing at least 80% of its total assets in the equity  securities     Management, Inc
                    of small-sized  companies  included in the Russell 2000(R)Value Index.  The Sub-advisor  employs
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which approximates  the market risk of those stocks  included in the Russell  2000(R)Value Index,  but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity        Management
                    securities  selected for their growth  potential,  and normally invests at least 80% of its net assets in medium-sized  companies.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies  in the  Standard & Poor's  MidCap 400 Index.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap        Management
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that       Incorporated
                    fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap        Management
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that       Incorporated
                    fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
      GROWTH        equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in     Management, Inc.
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by  GAMCO Investors, Inc.
       VALUE        investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the      T. Rowe Price
                    common stocks of companies  that own or develop  natural  resources  (such as energy  products,     Associates, Inc.
                    precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of     Alliance Capital
                    its total assets in the equity  securities of a limited  number of large,  carefully  selected,     Management, L.P.
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market      Massachusetts
                    conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and    Financial Services
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,         Company
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be     Management, LLC
                    incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a   Goldman Sachs Asset
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a        Management
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor believes are experiencing  favorable demand for their products and services,  and which operate in a favorable  competitive  and  regulatory  environment.  The  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the      Deutsche Asset
                    growth stocks of larger companies.  The Portfolio  pursues its objective by normally  investing     Management, Inc.
                    at least 80% of its total assets in the equity securities of large-sized  companies included in the Russell 1000(R)Growth Index.  The  Sub-advisor  employs an investment  strategy  designed to maintain a portfolio of equity  securities  which  approximates the market risk of those stocks included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)
                    Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by      Deutsche Asset
                    investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its     Management, Inc.
                    objective by normally  investing at least 80% of its total assets in the equity  securities  of large-sized  companies  included in the Russell 1000(R)Value Index.  The Sub-advisor  employs an investment  strategy designed to maintain a portfolio of equity  securities which  approximates the market risk of those stocks  included in the Russell 1000(R)Value Index,  but which attempts to outperform the Russell 1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of     Alliance Capital
      BLEND         its assets in growth  stocks of large  companies and  approximately  50% of its assets in value     Management, L.P.
                    stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be        & Co., LLC
                    invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate      Cohen & Steers
      (REIT)        securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately   Capital Management,
                    equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio           Inc.
                    will invest  substantially all of its assets in the equity securities of real estate companies,
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction, financing,  management  or sale of real  estate or that has at least 50% of its  assets in real estate. Real estate companies may include real estate investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MANAGED INDEX     AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500   Sanford C. Bernstein
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different        & Co., LLC
                    weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking to outperform  the S&P 500, the
                    Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index. It then uses a set of fundamental  quantitative  criteria that are designed to indicate  whether a particular  stock will  predictably  perform  better or worse than the S&P 500.  Based on these criteria, the Sub-advisor determines whether the Portfolio should over-weight,  under-weight or hold a neutral  position in the stock  relative to the proportion of the S&P 500 that the stock represents.  In addition,  the  Sub-advisor  also may determine that based on the  quantitative criteria,  certain equity securities that are not included in the S&P 500 should be held by the
                    Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST American  Century Income & Growth:  seeks capital growth with current income as a secondary     American Century
       AND          objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital        Investment
      INCOME        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     Management, Inc.
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting     Alliance Capital
       AND          to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common     Management, L.P.
      INCOME        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in securities that are selling at reasonable  valuations in relation to their fundamental business prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      GROWTH        AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to      Massachusetts
       AND          seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at    Financial Services
      INCOME        least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred         Company
                    stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any size, the Portfolio generally focuses on companies with larger market  capitalizations that the
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO  Capital  Income:  seeks capital  growth and current income while  following  sound   INVESCO Funds Group,
                    investment  practices.  The Portfolio seeks to achieve its objective by investing in securities           Inc.
                    that are expected to produce  relatively high levels of income and consistent,  stable returns.
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation  (f/k/a AST AIM  Balanced):  seeks a high level of total  return by      Deutsche Asset
                    investing  primarily in a diversified  portfolio of mutual funds. The Portfolio  initially will     Management, Inc.
                    invest  in  equity  securities  and in  fixed  income  securities  as  well as  other  open-end management  investment  companies  affiliated  with the  Sub-advisor.  The  Portfolio  also may diversify its assets by investing in several other AST  Portfolios  ("Underlying  Portfolios").
                    The Portfolio seeks to achieve its investment objective by investing in different  combinations of  the  Underlying  Portfolios  and  equity  and  fixed-income  securities.  Once  assets  are allocated  to AST  Portfolios,  the  Portfolio  is expected to be invested in at least six such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The     American Century
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity        Investment
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     Management, Inc.
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will fluctuate  depending on the  performance of the companies that issued them,  general market and economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCA-TION   AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally     Associates, Inc.
                    invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will   International, Inc.
                    invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in        Counseling
                    fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital    Lord, Abbett & Co.
                    appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.      Deutsche Asset
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in     Management, Inc.
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
                    municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Management Company
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money Market:  seeks to maximize current income and maintain high levels of liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average     Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under     Montgomery Asset
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Management, LLC
                    size based in the world's  developing  economies.  Under  normal  conditions,  investments  are maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term capital  appreciation.  The Portfolio pursues its objective    Wells Fargo Funds
                    by investing in a  diversified  portfolio  composed  primarily of equity  securities  that have     Management, LLC
                    positive  appreciation  potential  and trade at low  valuation,  as measured  against the stock market as a whole or against the  individual  stock's own price  history.  Under normal  market conditions,  the  Portfolio  invests  primarily  in common  stocks  of large,  well-established companies  with  market  capitalization  exceeding  $3  billion  or more and up to 25% of total assets in foreign  companies  through  ADRs and similar  investments.  The  Portfolio  may also invest in debt  instruments  that may be  converted  into the  common  stocks of both U.S.  and foreign companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large,     Management, LLC
                    domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily  Rydex Global Advisers
     TACTICAL       price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent  (f/k/a PADCO Advisors
   ALLOCA-TION      in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the        II, Inc.)
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate  Rydex Global Advisers
     TACTICAL       (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by  (f/k/a PADCO Advisors
   ALLOCA-TION      investing to a  significant  extent in futures  contracts  and options on  securities,  futures        II, Inc.)
                    contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely proportional amount.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   STRATEGIC OR     Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark  Rydex Global Advisers
     TACTICAL       for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in  (f/k/a PADCO Advisors
   ALLOCA-TION      the  securities  of companies  included in that Index.  The  Portfolio may also invest in other        II, Inc.)
                    instruments  whose  performance is expected to correspond to that of the Index,  and may engage in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However, when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO  Variable  Investment  Funds -  Dynamics:  seek  capital  appreciation.  The  Portfolio   INVESCO Funds Group,
                    normally  invests at least 65% of its assets in common  stocks of  mid-sized  companies - those           Inc.
                    companies that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included  in that Index,  have  market  capitalizations  of between  $2.5  billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies  that are leaders in attractive  growth markets with a history of strong returns.  The  remainder of the  Portfolio  is invested in  securities  of companies  that show accelerating  growth,  driven by product cycles,  favorable industry or sector conditions,  and other  factors  that the  investment  advisor  believes  will lead to rapid  sales or  earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio   INVESCO Funds Group,
                    normally  invests  at least  80% of its  assets in the  equity  securities  and  equity-related           Inc.
                    instruments of companies engaged in technology-related  industries.  These include, but are not
                    limited  to,  applied  technology,  biotechnology,   communications,   computers,  electronics,
                    Internet, IT services and consulting,  software,  telecommunication  equipment and services, IT infrastructure and networking companies.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies           Inc.
                    that  develop,  produce or  distribute  products  or  services  related to health  care.  These companies  include,  but are not limited to,  medical  equipment or supplies,  pharmaceuticals, biotechnology and healthcare  providers and service companies.  The investment advisor attempts to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 80% of its assets in the equity  securities  of companies           Inc.
                    involved in the financial  services sector.  These companies  include,  but are not limited to, banks (regional and  money-centers),  insurance  companies  (life,  property and casualty,  and multiline),  investment and  miscellaneous  industries  (asset  managers,  brokerage firms, and government-sponsored  agencies) and suppliers to financial services  companies.  The investment advisor seeks  companies which it believes can grow their revenues and earnings in a variety of interest  rate  environments  - although  securities  prices of  financial  services  companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The   INVESCO Funds Group,
                    Portfolio  normally  invests at least 65% (80%  effective  July 31,  2002) of its assets in the           Inc.
                    equity  securities  of  companies  that are  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes  companies  that  offer  telephone  services,   wireless   communications,   satellite
                    communications,  television and movie programming,  broadcasting and Internet access. Normally, the  Portfolio  will  invest  primarily  in  companies  located  in at  least  three  different countries, although U.S. issuers will often dominate the holdings.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The   Evergreen Investment
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Management Company,
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized           LLC
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only in the best 100 companies,  which are selected by the  investment  advisor based on qualitative and  quantitative  criteria  such as high  return on  equity,  consistent  earnings  growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
                    principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
                    investment  adviser  principally  chooses  companies which it expects will experience growth in earnings and price, and which have small market  capitalizations  (i.e.  companies whose market capitalizations  fall  within  the  range  tracked  by the  Russell  2000  Index at the time of purchase).  The Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common   Evergreen Investment
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Management Company,
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the           LLC
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market conditions,  business  developments  and  economic  trends.  During  this review  process,  the
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTER-NATIONAL
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund Advisors,  is composed of the 30 European companies whose securities are traded on U.S.  exchanges or on the NASDAQ as ADRs with the highest market  capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP  PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL POLICY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS  RECOMMENDED  THAT ONLY THOSE POLICY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely  used  measure of large U.S.  company  stock  performance.  It  consists  of the common  stocks of 500 major corporations  selected by Standard & Poor's(R)for their size and the frequency and ease with which their stocks trade,  reflecting  the full range and diversity of the U.S. economy.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite)  of the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful  in meeting its  objective,  the net asset value of the  Portfolio's  shares  should increase in  proportion  to any daily  decrease in the level of the S&P 500(R).  Conversely,  the
                    Portfolio's  net asset value should  decrease in proportion to any daily  increase in the level of the S&P 500 Index(R).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund  VP Bull  Plus:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond  to one and a half times  (150%) the daily  performance  of the S&P 500(R)Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately  one and a half  times as much as the S&P 500(R)Index  when the  prices of the  securities  in the S&P 500(R)
                    Index rise on a given day and should lose  approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ 100 Index(TM)contains 100 of the largest market capitalization and most active non-financial domestic and international  companies listed on the NASDAQ Stock Market based on market capitalization.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to  twice  (200%)  the  daily  performance  of the  NASDAQ  100(TM)Index.  If the  Portfolio  is
                    successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  NASDAQ 100(TM)Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell  2000 Index(R)is an  unmanaged  index  consisting  of 2,000 small  company  common  stocks.  The Russell  2000 Index(R)comprises approximately 2000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index(R).
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP UltraSmall-Cap (f/k/a ProFund VP SmallCap):  seeks daily investment results,  before   ProFund Advisors LLC
                    fees and expenses,  that correspond to twice (200%) the daily  performance of the Russell 2000(R)
                    Index.  If the Portfolio is successful in meeting its objective,  it should gain  approximately twice as much as the Russell 2000 Index(R)when the prices of the  securities  in that index rise on a given day and should lose  approximately  twice as much when such  prices  decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      INTER-        The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide        Prudential
 NATIONAL EQUITY    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in     Investments LLC/
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in   Jennison Associates
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large           LLC
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at least 65% of its total  assets in common  stock of foreign  companies  operating or based in at least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

FIXED ALLOCATIONS

------------------------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not  registered as a security with the Securities  and Exchange  Commission  under either the  Securities  Act of 1933 or the  Investment  Company Act of
1940.  The Fixed  Allocations  are not  subject  to these  Acts.  Information  about  the  Fixed  Allocations  is  included  in this
Prospectus  to help you  understand  the  features  of the Policy.  The staff of the  Securities  and  Exchange  Commission  has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the Federal securities  laws regarding  accuracy and  completeness.  The assets  supporting  Fixed  Allocations  are held in American  Skandia's general account.
------------------------------------------------------------------------------------------------------------------------------------

How does  American  Skandia  determine the interest  rate for Fixed  Allocations?  We determine the interest rate we credit to Fixed
Allocations  based on our  assessment of the earnings we expect to achieve when investing to support these  obligations,  our costs, competition,  profit  targets and other factors.  We have sole  discretion to determine the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

What charges apply to the Fixed  Allocations?  No specific fees or expenses are deducted  when  determining  the rate we credit to a
Fixed  Allocation.  However,  for  some  of the  same  reasons  that we  deduct  the  mortality  and  expense  risk  charge  and the administration  charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration  mortality,  expense, administration,  profit  and other  factors  in  determining  the  interest  rates we credit to Fixed  Allocations.  Any  contingent deferred sales charge applies to amounts that are taken from the variable investment options or the Fixed Allocations.

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account  Value is the value of a Policy  before any deduction  for any  contingent  deferred  sales charge  and any Debt.  It is the total of the  Account  Value  allocated  to each  Sub-account  and any Fixed  Allocations  plus any
Account  Value  in the Loan  Account.  You may  allocate  Account  Value  to the  variable  investment  options,  each of which is a
Sub-account  of the Separate  Account,  or to Fixed  Allocations.  Any portion of the Account  Value  maintained in the Loan Account serves as collateral for outstanding Policy loans.

How do we determine the Account Value?

Variable  Investment  Options:  On each Valuation Date, the Account Value in any variable  investment  option you utilize equals the number of Units of the  Sub-account  you own  multiplied by the current Unit Price for the  Sub-account.  When you allocate all or a portion of the Premium to an investment  option or when you transfer  Account  Value into a variable  investment  option,  Units are purchased  using  the then  current  Unit  Price.  When you take all or a portion  of a  distribution  or  benefit  from a  variable investment  option or you transfer Account Value from a variable  investment  option,  Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

Fixed  Allocations:  We  credit  a fixed  rate of  interest  to Fixed  Allocations.  From  time to time we  declare  interest  rates applicable to new Fixed  Allocations.  Any change in interest rate does not affect Fixed  Allocations that were in effect before the date of the  change.  If you make a Fixed  Allocation,  we credit  the rate then in effect to that Fixed  Allocation  until the next
Policy  Anniversary.  Once that  Policy  Anniversary  is  reached,  we credit,  for the next  Policy  Year,  the then  current  rate applicable to new Fixed  Allocations.  This applies to all your Fixed  Allocations  then in effect.  During each  subsequent  Policy
Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

Loan Account:  As of the date of this  Prospectus,  we currently credit interest to Account Value in the Loan Account at the rate of
6.0% per year,  compounded  yearly.  However,  to the extent  permitted by law, we retain the right to credit  less,  but never less than 5.5% per year, compounded yearly.

What is the Cash Value?  The Cash Value is the total Account Value less any  contingent  deferred  sales charge,  unpaid charges and any Debt.

Do I have to maintain a minimum Cash Value?  There must always be enough Cash Value so that,  on any Monthly  Processing  Date,  the
Cash Value is sufficient to pay for the charges then due. If the Cash Value is  insufficient  to pay for the charges,  we send you a notice  giving you a 61-day "grace  period" to send us a required  amount.  If the Cash Value at the end of the grace period,  after deduction  for all  previously  unpaid  charges,  is zero or less,  the Policy ends without  value,  unless you are eligible for the guaranteed continuation provision.  This provision is discussed in the section "Keeping the Policy In Force".

CASH VALUE CREDITS

What are Cash Value  Credits?  Cash Value  Credits are amounts we credit to your Account Value based on growth in your Policy's Cash
Value.  We  determine if your Policy is eligible for a Cash Value  Credit on each Policy  Anniversary.  If your Policy  qualifies to receive  Cash Value  Credits,  we will credit  0.50% of your  Policy's  Cash Value to your Account  Value on the  applicable  Policy
Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash Value
of your  Policy  must  equal or exceed  200% (2X) of the  Premiums  you have paid as of the  Policy  Anniversary  date you  qualify.
Whether your Cash Value meets or exceeds the trigger  depends on the  investment  performance  of the  investment  options,  partial withdrawals,  Debt and whether you pay back any loans or loan  interest.  Please note,  even if your  Account  Value is greater than the Cash Value  trigger,  you may not have reached the trigger  amount,  since the Cash Value may be less than the Account Value due to the contingent deferred sales charge and any Debt.

Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value  Credits out of our general  account.  Cash
Value Credits  primarily  reflect our return of a portion of the fixed annual charges we deduct from the Separate Account on a daily basis for all Policy  Owners.  For Policies that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

We  allocate  any Cash Value  Credits  due on the  applicable  Policy  Anniversary  to the  variable  investment  options  and Fixed
Allocations  in which you currently  maintain  Account  Value.  We make the  allocations  pro-rata based on the Account Value in the variable  investment  options and any Fixed  Allocations on the  applicable  Policy  Anniversary.  No allocation is made to the Loan
Account.  Cash Value Credits cannot be used to repay Debt.

TRANSFERS AND ALLOCATION SERVICES

May I transfer Account Value between investment options?  You may transfer Account Value between investment  options,  but there are limits,  as well as potential  charges,  which are discussed  earlier in the question "What are the  transaction  costs and when are they deducted?"  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Are there any limits on  transfers?  No  transfers  are  permitted  when the Policy is in its "grace  period."  In order to maintain
Account Value in an investment option after  transferring a portion of your Account Value out of that investment  option, we reserve the right to require that there be at least $500 in such  investment  option after the  transfer.  If, as a result of the  transfer, there would be less than $500 in an  investment  option,  we reserve the right to transfer the  remaining  Account Value pro rata to the  investment  option(s)  that you were  transferring  to. We retain the right to impose a limit of 20 free  transfers  per Policy
Year,  including  transfers  involving  Fixed  Allocations.  Unless  such a limit is in  effect,  there is no limit on the number of transfers that only involve variable  investment  options, or the number of transfers from variable investment options to make Fixed
Allocations.  However,  we do limit each  transfer  from Fixed  Allocations  that are to be effective on any day other than a Policy
Anniversary to the greater of 25% of the Account Value in your Fixed  Allocations  or $1,000.  If you make such a transfer from your
Fixed  Allocations,  you cannot make another such transfer  until either 90 days has passed or the next Policy  Anniversary  occurs.
We also  retain  the right to refuse or limit  transfers,  either for one Owner or a group of  Owners,  if we  believe  there may be adverse consequences for other Owners.

We reserve the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that: (a) excessive trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Prices or the share prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or redemption of shares is to be restricted because of  excessive  trading or a specific  transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented  a relatively  large  proportion  of the total assets of a particular
Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if your transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

What are  allocation  services?  Allocation  services are programs that  automatically  transfer  Account  Value between  investment options.  We may waive or reduce the minimum  amounts  required  for  transfers  noted above when your  Policy is  participating  in certain allocation  programs,  including,  but not limited to, static rebalancing  programs.  However,  any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

Does  American  Skandia  support  allocation  services?  We support  dollar  cost  averaging  and static  rebalancing.  Dollar  cost averaging allows you to  systematically  transfer an amount  periodically from one investment option to one or more other investment options.  With static  rebalancing,  you choose  allocation  percentages for the Sub-accounts into which you allocate Account Value.
However,  over time the performance of the variable  investment options will differ,  causing your percentage  allocations to shift.
Periodically,  we will "rebalance" your allocations by transferring the appropriate amount from the  "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request.  We do not  currently  charge for supporting dollar cost averaging or static  rebalancing.  However,  we only offer to support such allocation  programs  according to our rules.  While we are  offering to support  these  programs as of the date of this  Prospectus,  we do not  guarantee  to support these programs at all times.

We may also  provide  administrative  support  for  various  allocation  programs  that  may be made  available  by your  investment professional.  These may include  various  asset  allocation  programs.  We only offer to support  such  programs  according  to our rules.  These  rules may  include,  but are not  limited  to,  receipt of your  authorization  In Writing  permitting  a  investment professional  to make  transfers  between  investment  options on your  behalf,  or to enroll your  Policy in one of the  allocation programs for which we provide  administrative  support.  We permit the agent of record to make  transfers on your behalf  unless you give us other instructions.

Any investment  professional you authorize may or may not be appointed by us as our agent for the sale of Policies.  However,  we do not engage any agent of record or any third parties to offer  investment  allocation  services of any type, so that persons or firms offering  such  services  do so  independent  from  any  agency  relationship  they may have  with us for the sale of  Policies.  We therefore take no responsibility for the investment  allocations and transfers  transacted on your behalf by such third parties,  in accordance with any allocation  programs employed by such third parties or any investment  allocation  recommendations  made by such third  parties.  While we offer  support  for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs  and do not  guarantee  to always  continue  support for those  programs we  currently  support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

LOANS

When can I take a loan?  We offer loans using your  Account  Value as  collateral.  Where  permitted by law, we reserve the right to limit the  number of loans in each  Policy  Year.  The  Insured  must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is  taken).  Subject to our rules,  on the  Policy  Date we will  establish  a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

Is a loan tax-free?  We do not treat loans as a  distribution  and therefore do not report any taxable income unless we believe your
Policy should be treated as a MEC.  The actual treatment of the loan will depend on your particular circumstances.

How much is available for a loan?  The maximum  amount  available as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is $1,000.

What  happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account  Value equal to the amount of the loan into the Loan Account.  Account Value in the Loan Account is  maintained in our general  account.  Unless you give us different instructions,  we move Account Value from the variable  investment  options and the Fixed Allocations in the same proportion as your
Account Value in the investment options on the Valuation Date we move such Account Value.

The  impact  of a loan on your  Account  Value  may be  positive  or  negative.  At the time a loan is  taken,  there is no  impact.
However,  if the interest rate credited to Account Value in the Loan Account is greater than what would be earned in the  investment options,  the loan will have a positive  impact on your Account  Value.  If the interest  rate credited to Account Value in the Loan
Account is less than what would be earned in the  investment  options,  the loan will have a negative  impact on your Account Value.
Because a loan can impact the Account Value,  it may also have an impact on the Minimum  Required Death Benefit and,  possibly,  the
Death Benefit.

What is the interest  rate charged on loans?  We charge  interest on any loan at the rate of 6.0% per year,  compounded  yearly,  in arrears.  Each Policy Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

Does  Account  Value in the Loan  Account earn  interest?  We credit  interest to Account  Value in the Loan  Account.  We currently credit  interest at the rate of 6.0% per year,  compounded  yearly,  to the Account Value  maintained  in the Loan  Account.  We may change this rate, but it will not be less than 5.5% per year, compounded yearly.

Once a loan is taken,  does  American  Skandia ever  require  more  collateral  in the Loan  Account?  Yes. The Loan Account acts as collateral  for any loans from us. We monitor  the Debt and the Account  Value in the Loan  Account to ensure that they are equal to each other.  Therefore,  on each Policy  Anniversary we equalize the Debt and the Account Value in the Loan Account.  If the Debt is
larger due to outstanding  loan interest,  we transfer  Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

We also match up the Debt and the Loan  Account  when you repay any portion of the Debt.  If the Account  Value in the Loan  Account
then exceeds the Debt, we transfer the excess  pro-rata to the  investment  options which you are utilizing at that time. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

Am I required to repay my loan?  What happens at the  Insured's  death if I have not repaid the loan?  You are not required to repay the loan while the Insured is alive,  except if you request  reinstatement  if the Policy lapses.  If there is any outstanding  Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

What  happens  if I repay any  portion  of the loan?  The  amount  of Debt is  reduced  by the  amount of any loan  repayment.  Loan repayments reduce the amount of principal and loan interest  proportionately  based on the ratio between principal and loan interest as of the  Valuation  Date the loan  repayment is applied.  We allocate any loan  repayment  to the  variable  investment  and fixed options  pro-rata based on the Account Value in each  investment  option as of the Valuation  Period we receive your loan repayment.
Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

May I borrow  from the Policy to make  Premium  payments?  No. We will not accept  instructions  to borrow  from your Policy and use the loan to make Premium payments.

If I have an  outstanding  loan and send in money,  do you use it to repay the loan or do you  consider  it a  Premium  payment?  We treat such funds as Premium or loan repayment in accordance  with your  instructions,  to the extent such  instructions  comply with limitations  such as the then applicable  maximum Premium for the Policy.  If you send us funds and do not specify whether the money is to be used as a Premium or to repay a loan,  we treat the money as a Premium  payment to the extent  such  amount does not exceed the maximum Premium then allowed.  We will return to you any amount that exceeds the maximum Premium then allowed.

Can I transfer a loan from a prior  policy on an  exchange?  Subject to our rules,  we will  establish  a loan on a Policy  that you purchase as part of an exchange that is not subject to current  taxation in accordance  with Section 1035 of the Code.  However,  we will charge the premium tax and DAC tax on the amount of this  "inherited"  loan as if it was  received as Premium.  For purposes of determining the Assessable Premium, the amount of the inherited loan will not be treated as an Exempt Premium.

The  amount  of this  inherited  loan in your  Policy  when  established  will be equal to the loan that was in  effect  before  you surrendered  your prior policy.  As of the Policy Date,  your Account Value will reflect any  transferred  "Premium" plus the amount of the  inherited  loan.  That  portion of your  Account  Value equal to the  inherited  loan amount will be  allocated  to the Loan
Account as collateral for the loan. By reflecting the inherited  loan amount in the Account Value,  the sum of the Specified  Amount
and the Account Value  initially will be more under Death Benefit Option II than it would be without the loan.  Also,  there will be a corresponding  increase in the Minimum  Required Death Benefit.  In addition,  for purposes of determining the Guaranteed  Minimum
Death  Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  All charges that are calculated  as a  percentage  of your  Account  Value will  increase  because the Account  Value will reflect the amount of the loan allocated to the Loan Account.

PARTIAL WITHDRAWALS AND SURRENDERS

When can I make a partial  withdrawal?  The Policy has a limited  amount of liquidity  during the first ten (10) years.  During that period,  you can only make  withdrawals  under certain  medically-related  circumstances  or from Premium  amounts made in excess of certain  limits.  You may not make a partial  withdrawal of less than $1,000 and the Cash Value  subsequent to a partial  withdrawal must be at least  $1,000.  We allow  partial  withdrawals  while  the  Insured  is alive up to a maximum  of 90% of the Cash  Value, subject to the following limitations in the first ten (10) Policy years:

We only permit a partial withdrawal if:
|X|   such a withdrawal meets the requirements  for a  medically-related  waiver,  as described in the section  "Medically-  Related
                   Waiver"; or
|X|   the  withdrawal  is of amounts  that  cumulatively  do not exceed the total of any Exempt  Premiums  less the Exempt  Premiums previously withdrawn.

When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel  period as long as the Insured is alive.  If you surrender your Policy, we will pay you the Policy's Cash Value.

What  happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce  your  Account
Value by an amount  equal to the amount of the  partial  withdrawal.  Unless you give us  different  instructions,  we take  Account
Value  from the  variable  investment  options  and the  Fixed  Allocations  in the same  proportion  as your  Account  Value in the investment  options on the Valuation Date we take such Account Value. If you have multiple Fixed  Allocations,  amounts are taken on a "last in, first out" basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

Is there a charge for a partial withdrawal?   We charge a $25.00 transaction fee on any partial withdrawal.

Does a partial  withdrawal  affect the Death Benefit?  A partial  withdrawal will have an immediate  impact on the Death Benefit.  A partial  withdrawal  always reduces the Minimum  Required Death Benefit,  because the Minimum Required Death Benefit is based on the
Account Value. A partial  withdrawal  also results in a reduction to the  Guaranteed  Minimum Death Benefit.  If you are using Death
Benefit  Option I, the Basic Death  Benefit is reduced by the lesser of: (1) the amount of the  partial  withdrawal,  including  the amount of the transaction  fee; or (2) to the extent required such that,  immediately  after such  reduction,  the Specified  Amount equals the higher of the recalculated  Minimum Required Death Benefit and the recalculated  Guaranteed Minimum Death Benefit. If you are using Death  Benefit  Option II, the  Specified  Amount is not reduced by a partial  withdrawal,  but the basic Death Benefit is reduced by the partial withdrawal plus the partial withdrawal transaction fee.

If a partial  withdrawal  occurs on or after Age 100, it reduces  the Death  Benefit by the exact  amount of the partial  withdrawal plus the partial withdrawal transaction fee, because on or after that Age the Death Benefit equals the Account Value.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred sales charge that would otherwise  apply to a surrender.  A  medically-related  waiver also is the only context in which we permit a partial  withdrawal  in the first ten Policy  Years of amounts  other than  Exempt  Premium.  No  contingent  deferred  sales  charge or partial  withdrawal transaction  fee  applies  to such a partial  withdrawal.  A  medically-related  waiver is  available  by rider to the Policy and is currently at no charge to you.

How do I qualify for a medically-related  waiver? We will waive the contingent  deferred sales charge,  where allowed by law, if you provide  us with  proof  satisfactory  to us In  Writing  that the  Insured  (the last  surviving  Insured if there is more than one
Insured) has  continuously  been  confined to a long term care  facility,  such as a nursing  home or a hospital,  as defined in the rider,  for at least a specified  amount of time, and that such  confinement  started after the Issue Date.  Other  requirements may apply.

Are  there any  restrictions  on  medically-related  waivers?  We will only  allow the  medically-related  waiver on  amounts  up to
$500,000.  The $500,000  maximum will apply  regardless of when taken,  on any life insurance  policy or annuity  contract issued by
American  Skandia  where the  Insured  under this  Policy is named as the  Insured,  Owner or  Annuitant  under the other  policy or contract.  However,  once we have approved a  medically-related  waiver,  should you choose to only take a partial  withdrawal,  the waiver will apply to any subsequent  withdrawals or surrender,  subject to the $500,000  cumulative  limit.  NOTE:  Where allowed by law, Policies issued to an Insured(s) in a substandard risk class may not be eligible for a medically-related waiver.

What  happens to the  remaining  benefits  if American  Skandia  makes such a payment in  connection  with a partial  withdrawal?  A partial  withdrawal  during  the first ten Policy  Years for which we grant a  medically-related  waiver has the same  impact on the remaining  benefits that results from any other partial  withdrawal.  You should  consult a tax advisor on the tax  consequences  of such a payment.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  American Skandia is a wholly-owned  subsidiary of American  Skandia,  Inc., whose ultimate parent is Skandia  Insurance  Company Ltd., a Swedish company.  Two of our affiliates,  American  Skandia  Marketing,
Incorporated,  and American Skandia Information Services and Technology  Corporation,  may provide certain administrative  functions for us. We may also engage  various  independent  firms to provide  various  administrative  functions  for us.  Another  affiliate,
American Skandia Investment Services,  Incorporated,  currently acts as the investment manager to American Skandia Trust, one of the underlying  mutual funds whose  Portfolios are available as variable  investment  options.  We currently  engage Skandia  Investment
Management,  Inc., an affiliate  whose  indirect  parent is Skandia  Insurance  Company Ltd., as investment  manager for our general account.  We are under no obligation to engage or continue to engage any investment manager.

American Skandia is in the business of issuing variable annuity and variable life insurance  contracts.  American Skandia  currently offers the following  products:  (a) flexible  premium  deferred  annuities and single  premium fixed  deferred  annuities  that are registered  with the SEC;  (b) certain  other fixed  deferred  annuities  that are not  registered  with the SEC; (c) both fixed and variable immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.
No company  other than  American  Skandia has any legal  responsibility  to pay amounts that it owes under its variable  annuity and variable life insurance contracts.

On December 19, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and the ultimate parent company of American Skandia Life Assurance Corporation (the "Company"),  announced that it has entered  into a definitive  purchase  agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial"),  whereby  Prudential  Financial will acquire the Company and certain of its  affiliates.  American  Skandia will remain fully  responsible  for all of its contractual  obligations to Annuity and Policy Owners.  Your rights under your Policy will not be affected by the sale.

Consummation of the transaction is subject to various closing  conditions,  including  regulatory  approvals,  filing under the Hart
Scott-Rodino  Antitrust  Improvements Act and approval by the board of directors and shareholders of the mutual funds advised by the
Company's affiliates.  The transaction is expected to close during the second quarter of 2003.

SEPARATE ACCOUNT F
The  benefits  provided by the Policy are our  obligations.  The assets  supporting  our  obligations  equaling  the  Account  Value allocated  to the  variable  investment  options are held in our Separate  Account F. We maintain  assets in our general  account to support our  obligations:  (1) equal to the Account Value allocated to the fixed option;  (2) equal to the Account Value in the Loan
Account; (3) for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

The  Separate  Account  was  established  under the laws of the State of  Connecticut.  Assets in the  Separate  Account may support obligations  created in relation to the Policies  described in this  Prospectus or other  policies we offer.  We are the legal owner of the assets in the Separate Account.  Income, gains and losses,  whether or not realized,  are credited or charged to the Separate
Account  according to the terms of the  Policies and any other  policies  supported  by the assets in the Separate  Account  without regard to our  other  income,  gains or losses or to the  income,  gains or losses in any other of our  separate  accounts.  We will maintain  assets in the Separate  Account with a total  market  value at least equal to the reserves and other  liabilities  we must maintain in relation to the life  insurance  policies  supported by such assets.  These assets may only be charged with  liabilities that arise from such life insurance policies.

Separate Account F is registered with the U.S.  Securities and Exchange  Commission (the "SEC") under the Investment  Company Act of
1940 as a unit  investment  trust,  which is a type of investment  company.  This does not involve any supervision by the SEC of the investment  policies,  management  or practices  of the Separate  Account or of us. The Separate  Account  meets the  definition  of
"separate account" under the federal securities law.

The only  Sub-accounts  available to you are those  offered in this  Prospectus.  These  Sub-accounts  are  available as  investment options for other  policies we offer.  Sub-accounts  are permitted to invest in Portfolios we consider  suitable.  The Portfolios in which the  Sub-accounts  invest are available to  Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other  insurers and of various  qualified  retirement  plans may also invest in the Portfolios.

We reserve the right to combine Separate Account F or a portion thereof with other separate  accounts;  deregister  Separate Account
F under the Investment  Company Act of 1940;  operate  Separate  Account F as a management  investment  company under the Investment
Company Act of 1940 or in any other form  permitted by law; make changes  required by any change in the  Securities Act of 1933, the
Securities  Exchange Act of 1934 or the Investment  Company Act of 1940;  make changes that are necessary to maintain the tax status of your Policy under the Code;  and make changes  required by any change in other Federal or state laws  relating to life  insurance policies in general or variable life insurance policies in particular.

We also  reserve the right to make  changes to the  Sub-accounts  available  under the Policy as we  determine  appropriate.  We may offer new Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close  Sub-accounts for  Policies  purchased  on or after  specified  dates.  We may also  substitute  an  underlying  mutual  fund or  portfolio  of an underlying mutual fund for another  underlying mutual fund or portfolio of an underlying mutual fund,  subject to our receipt of any exemptive  relief that we are required to obtain under the  Investment  Company Act. We will notify Owners of changes we make to the
Sub-accounts available under the Policy.

Values and benefits based on allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts may increase or  decrease.  You bear the entire  investment  risk.  There is no  assurance  that the  Account  Value of your Policy will equal or be greater than the total of the Premium you submit to us.

THE PORTFOLIOS

Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the  applicable  Portfolio  will  instruct  us how to vote on the  matter,  pursuant  to the  requirements  of Rule 18f-2  under the
Investment Company Act of 1940.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following  these types of changes.  Other  underlying  mutual funds available as variable  investment  options under this Policy are seeking or may have obtained similar exemptions from the Securities and Exchange Commission.

RESOLVING MATERIAL CONFLICTS
The Portfolios may be available to registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies  not  affiliated  with us. We also may offer life  insurance  policies  and/or  annuity  contracts  that  offer  different variable  investment  options from those offered  under this Policy,  but which invest in the same  Portfolios.  It is possible that differences  might  arise  between  our  Separate  Account F and one or more  accounts of other  insurance  companies  which offer a
Portfolio as a Sub-account.  It is also possible that  differences  might arise between a Sub-account  offered under this Policy and variable  investment  options  offered under  different  life insurance  policies or annuities we offer,  even though such different variable  investment  options invest in the same Portfolio.  In some cases, it is possible that the differences  could be considered
"material  conflicts."  Such a  "material  conflict"  could also arise due to  changes  in the law (such as state  insurance  law or
Federal tax law) which affect either these  different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting rights under our policies and/or  annuities  and those of other  companies,  persons  with voting  rights  under  annuities  and those with rights  under life policies,  or persons  with voting  rights  under one of our life  policies  or  annuities  with those under other life  policies or annuities  we offer.  It could  also arise for other  reasons.  We will  monitor  events so we can  identify  how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons  with voting  rights under our life policies or annuities  vis-a-vis those with rights under life policies or annuities  offered by other insurance  companies.  We will also take the necessary  action to treat  equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

SERVICE FEES PAYABLE TO AMERICAN SKANDIA
American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost  savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                                   DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., acts as the principal underwriter of the Policies.  ASM was  incorporated  under the laws of the State of Delaware on September 8, 1987.  ASM's  principal business address is One Corporate  Drive,  Shelton,  Connecticut  06484. ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with  purchases and sales of securities  held by  portfolios  of American  Skandia Trust which are offered as underlying  investment options  under  the  Policy.  ASM is a  broker-dealer  registered  with the SEC  under  the 1934  Act and a member  of the  National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may  otherwise  offer the  Policies  that are exempt from such  registration.  In  addition,  ASM may offer
Policies  directly to potential  purchasers.  Generally,  the maximum  initial  commission to be paid on premiums  received is 7.0%.
However,  we may pay higher amounts under certain situations.  In addition,  a portion of compensation may be paid from time to time based on all or a  portion  of  either  the  Account  Value  or the Cash  Value.  We  reserve  the  right to base  commissions  from time-to-time  on the investment  options  chosen by Owners,  including  investment  options that may be deemed our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in relation to  providing  certain  statistical  information  upon  request by Owners  about the investment  options and the  Portfolios.  We may make the fee payable to the service  providers based on either the Account Value or
Cash Value of Policies.  Under most  circumstances,  we will engage the  broker-dealer  of record for your Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks),  to be your resource for the  statistical  information,  and to be  available  upon your request to both  provide and explain  such  information  to you. The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

We may structure  on-going sales  compensation and the on-going service fees such that no fee is payable based on the value in Fixed
Allocations.  If that were to occur, it is possible that your  representative  may receive  on-going service fee  compensation,  but only in relation to value maintained in variable investment options.

From time to time,  as  permitted  by law, we may promote the sale of our products  such as the  Policies  offered  pursuant to this
Prospectus through programs of non-cash rewards to registered  representatives of participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise  certain  information  regarding the performance of the investment  options that does not take into  consideration the effect of the deductions for taxes, the cost of insurance  charges,  the sales charge or the contingent deferred sales charge.  This  performance  information may help you review the  performance of the investment  options and provide a basis for comparison  between the Policy's  investment  options.  This information may be less useful when comparing the performance of the investment  options with the performance of investment  options provided in other variable life policies because each plan of life insurance will have its own applicable  charges.  This information is even less useful in comparing  performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information on the Sub-accounts is based on past performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities of the  investments  held by the
Portfolios and upon prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical  performance  because the  Sub-accounts  did not exist during the period the performance was achieved.  Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  historical performance  since inception of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds;  (b)
the amount and timing of Premium payments,  the Specified Amount,  the Death Benefit Option and the Policy Date; and (c) assumptions about a lack of transfers,  loans,  loan repayments and withdrawals as well as no changes to the Specified  Amount and Death Benefit
Option during the period for which performance is quoted.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed  Allocations,  pay Death Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                         TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that  agencies or courts will always agree as to how the tax law or  regulations are to be  interpreted.  This discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

What are the taxes  associated  with the Policy?  The  following are some brief summary  answers to questions  about Federal  income taxes.  Federal  and state tax  laws,  as well as the  interpretations  of those  laws,  change.  In  addition,  we do not know your particular  circumstances,  which  is one of a  number  of  reasons  why we  cannot  give  you tax  advice.  You  should  consult  a professional tax advisor for tax advice for your particular situation.

Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary does not pay any income tax on the
Death Proceeds.

Is gain in the Policy taxed every year?  Generally,  any gain in the Policy is not taxed currently.  However,  the treatment of gain when a MEC is assigned is discussed below.

How are  amounts  that I receive  before the  Insured's  death  taxed?  If your  Policy is not being  treated as a MEC,  amounts you receive as a partial  withdrawal  or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy.  That means you may withdraw your basis before you are  considered to have  withdrawn  any gain.  Any gain  withdrawn is
taxed as ordinary income.   Under most circumstances, taking a loan does not result in any income tax consequences.

Under what  circumstances  might the  Policy or any  amounts  taken out be treated  differently  for  income tax  purposes?  The tax treatment of any life insurance  policy and any  distribution  while the Insured is alive will be different if the policy is deemed:
(1) not to qualify as life  insurance  under the Code;  or (2) to be a MEC.  The Code  defines  life  insurance  in such a way as to limit  the  amount  of money  that can be put into a life  insurance  policy  and  receive  the tax  preferences  provided  for life insurance.  We expect to administer  the Policies  such that the death  benefits  will always  receive the  treatment  accorded life insurance  death  benefits  under the Code.  However,  the Code has a second,  more  restrictive  limit as to how much  money may be contributed  if the taxpayer is to receive all the tax benefits for life insurance  policies under the Code,  such as tax-free loans and  "first-in/first-out"  treatment of distributions.  If the amount contributed  violates this second, more restrictive limit, the
Policy will be treated as a MEC and will not receive many of the tax  preferences  of life  insurance  policies.  This second limit, sometimes  known as the "7-pay test",  is defined as paying more during the first seven years of a policy than the amount that would be paid if the policy  provided  for paid up future  benefits  after seven level annual  premiums.  Any changes to a Policy which is considered,  for tax purposes,  to be a "material  change,"  including,  but not limited to, a reduction in the Death Benefit at any time as may  occur  after a  partial  surrender,  or a change in the  Specified  Amount,  require  us to test the  Policy  again for compliance with the 7-pay test based on the changes to the Policy.

How is a "MEC" treated  differently from other life insurance  policies?  Some of the key ways in which a MEC is treated differently from other life insurance  policies are: (a) amounts you receive as a partial  withdrawal,  loan, or if you surrender the Policy are deemed for income tax purposes to come first from any gain at the time of the  transaction  ("last  in/first  out"  treatment);  (b)
distributions  of gain before the taxpayer's age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c) assignments or pledges as collateral  for a loan are deemed a  distribution.  Gain  subsequent to an assignment or pledge will be reported as if it is distributed each year.  However, death benefits paid from a MEC are treated the same as from other life insurance policies.

Our Taxation:  We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The Policy was  designed to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to qualify as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally accorded life insurance under federal tax law, a policy must  satisfy  certain  requirements  established  by the Code.  We believe the Policy  satisfies  the  applicable requirements.  If we  determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform the Policy to the  applicable  requirements  which could  include the return of a portion of your  premium and the  earnings thereon and the imposition of higher cost of insurance  charges in the future.  This action may require  making  certain  changes to your Policy.  We will notify you before making any such changes.

As life  insurance,  under most  circumstances,  the  Beneficiary  does not pay any Federal income tax on the Death  Proceeds.  As a non-MEC,  under  most  circumstances:  (a) any gain in the  Policy is not taxed  currently;  and (b) any  amounts  you  receive as a partial  withdrawal  or if you  surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy, with any gain withdrawn  taxed as ordinary  income;  and (c) if you assign or pledge any portion of the Policy,  the  transaction is not treated as a distribution subject to taxation.

Treatment  as a "modified  endowment  contract":  The tax  treatment of the Policy and any  distribution  while the Insured is alive will be  different  if the Policy is deemed to be a MEC.  Some of the key ways in which a MEC is treated  differently  from  non-MEC life insurance  Policies are: (a) amounts you receive as a partial  withdrawal,  loan, or if you surrender the Policy are deemed for income tax  purposes to come first from any gain at the time of the  transaction;  (b)  distributions  of gain  before the  taxpayer attains age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c)  assignments or pledges as collateral for a loan are deemed a taxable distribution to the extent of any gain.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such  exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual  or  individuals  before and after the  exchange;  (b) the need for the  owner(s)  to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is  received  equal to any outstanding indebtedness on the life insurance exchanged for the Policy.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment under Section 1035 of the Code. In addition,  please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy,  particularly as to the subsequent  methods to be used to test for  compliance  under the Code for both the  definition  of life  insurance  and the  definition  of a  modified endowment contract.

Transfers between investment  options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life  insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such a policy.  Such guidelines may or may not  address the number of  investment  options or the number of  transfers  between  investment  options  offered.  It is not known whether such guidelines,  if in fact  promulgated,  would have retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered  pursuant to this  Prospectus.  We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more  generations  younger than the policy holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are  required to pay.  You should  consult  with  competent  tax  counsel  for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h)  of the Code  provides  that a  variable  life  insurance  policy,  in order  to  qualify  as life insurance,  must  have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a  mutual  fund by the
segregated  asset  account  of  insurance  companies).   The  Treasury   Department's   regulations  prescribe  the  diversification
requirements  for variable  life  insurance  policy.  We expect the  underlying  mutual fund  portfolios to comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend upon the nature of the  distribution.  However, under most  circumstances  a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that  otherwise  would be payable to the  Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements regarding the terminal  illness of the Insured.  We believe  payments under the provisions of the  accelerated  death benefit of the
Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments.

Continuing  the Policy Beyond the Implied  Maturity  Date:  We believe that a Policy will  continue to be treated as life  insurance and, if  applicable,  as a MEC, if it remains in force beyond the Policy's  assumed  maturity date.  However,  this tax treatment is not certain,  so you should consult your tax advisor  before taking this step. If the Policy is not treated as life insurance  after such date,  gain in the Policy may no longer be taxed  deferred,  and all or a portion of the Death  Proceeds  may be taxable to the
Beneficiary.

Survivorship  Policies:  The Code does not  directly  address  how certain  features of a policy  paying on the death of a surviving insured  should be  treated.  We  believe  such a policy  should be  treated as other  life  insurance  policies,  but there is some uncertainty  as to whether that is the case. If the surviving  Insured is an Owner,  the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner,  the  replacement  cost of the Policy would be included in the estate of the Owner upon his or her death and Death  Proceeds  payable as a result of the death of the surviving  Insured are includible in the person's estate if the proceeds  are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard Risk Classes:  The Code provides limited guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a substandard  risk class).  The Code limits the amount we can charge for mortality  costs and other expenses we use when we calculate  whether your Policy  qualifies as life  insurance  under the Code.  We are required to base our  calculations  on reasonable  mortality  and other  charges  reasonably  expected to be paid.  We believe that the charges used for your Policy should meet the current  requirement  for  "reasonableness."  However,  we reserve the right to make changes to the current and  guaranteed mortality  charges and factors used to determine the Minimum  Required Death Benefit,  if new regulations or guidance is issued that requires a change to ensure that your Policy  qualifies  as life  insurance  under the Code.  This could  result in a change in your
Death  Benefit  and/or  the return of a portion  of your  premiums  and the  earnings  thereon.  We will  continue  to monitor  this situation.

Other Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state income  taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under  certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal  estate taxes.  Federal estate and gift taxes are integrated for various purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow deferral of taxes until the death of the surviving spouse.

                                                      MISCELLANEOUS PROVISIONS

MATURITY
We currently do not require that the Cash Value of the Policy be paid out as of any "maturity  date".  There is an assumed  maturity date for purposes of  compliance  with various  state  insurance  requirements  and for purposes of meeting  certain tests under the
Code.  Should we come to believe  that the Cash  Value  must be paid out as of the  assumed  maturity  date in order to comply  with state or Federal  requirements,  then a Policy  will mature as of the Policy  Anniversary  on which the Insured is Age 100. If there are two Insureds,  a Policy  "matures" as of the Policy  Anniversary on which the younger  Insured is Age 100 or would have been Age
100 if the younger  Insured is then  deceased.  If we must implement a maturity date, we will pay out the Cash Value once the Policy matures.  The Policy will then end, and we will not have any more  obligations  under the Policy.  Certain rights and benefits under the Policy may be restricted after Age 100.

TRANSFERS, ASSIGNMENTS, PLEDGES
Generally,  your  rights in a Policy may be  transferred,  assigned  or pledged at any time.  These  transactions  may be subject to income taxes and certain  penalty taxes,  depending in part on whether your Policy is treated as a MEC. You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be  deemed  to  know  of or be  obligated  under  any  assignment  prior  to our  receipt  and  acceptance  thereof.  We  assume  no responsibility for the validity or sufficiency of any assignment.

INCONTESTABILITY
We may not contest the validity of a Policy after it has been in effect during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in effect  for two years from the date of the reinstatement.

SUICIDE
If an Insured  commits  suicide within two years of the Policy Date (or whatever  maximum period is permitted under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

MISSTATEMENT
We will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly  stated.
We will do so as specified in the Policy and as permitted by law.

BACKDATING
We do not currently permit backdating the Policy Date to a date earlier than the Issue Date.  However, we reserve the right to permit backdating in the future.

PRICING TRANSACTIONS
We "price"  charges,  transfers,  distributions  and payments on the date indicated  below.  If such  transactions  are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|   "Scheduled"  transactions such as monthly  deductions,  transfers and  distributions  are "priced"  according to the next Unit
     Price computed after the date such  transactions are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day,  such  transaction  will be processed  and priced on the next  Valuation  Day  following the scheduled transaction.  "Scheduled"  transactions include, but are not limited to, all charges deducted on a Monthly Processing
     Date,  equalization  of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost averaging  program or transfers  previously  scheduled with us at our Office as part of any  rebalancing,  asset  allocation or similar program, or any program of scheduled  distributions.  However, we price scheduled periodic payments which you authorize to be transferred from an account at another financial  institution for additional Premiums or loan repayments as "unscheduled"
     transactions, because we cannot control the administrative processing of the other financial institution.

|X|   "Unscheduled"  transactions  such as transfers,  loans or partial  withdrawals  that are not subject to the  medically-related waiver provision are "priced"  according to the next Unit Price computed after we receive the request for such  transactions at our Office.  "Unscheduled"  transfers  include any  transfers  processed in  conjunction  with any market  timing  program,  or transfers not previously  scheduled with us at our Office  pursuant to any  rebalancing,  asset  allocation or similar  program which  you  employ  or  you  authorize  to be  employed  on  your  behalf.  "Unscheduled"  transfers  received  pursuant  to an authorization to accept transfer  instructions  using voice or data  transmission over the phone are priced as of the Valuation
     Period we receive the request at our Office for such transactions.  We price unscheduled  payments sent to us as of the date we receive such amounts at our Office.  These  include  additional  Premiums,  loan  repayments,  and payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|   We price surrenders,  withdrawals subject to the  medically-related  waiver provision,  accelerated death benefit payments and payment of Death  Proceeds  as of the date we receive at our Office all  materials  we require for such  transactions  and such materials are satisfactory to us.

DELAYING TRANSACTIONS
We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the  period  permitted  by law.  If we defer a  distribution  or  transfer  from any Fixed
Allocation  or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum  rate  required  by law but not less than 3% per year on the amount  deferred.  We may defer  payment of proceeds of any distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only, and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts  may be postponed during the period:  (1) the
New York Stock  Exchange  is closed  (other  than  customary  holidays  or  weekends)  or trading on the New York Stock  Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC determines  that an emergency exists making valuation or disposal of securities not reasonably practical.

REPORTS
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your consent, to provide any prospectus,  prospectus supplements,  confirmations,  statements and reports required by applicable law or  regulation  to you through our Internet  Website at  http://www.americanskandia.com  or any other  electronic  means,  including diskettes or CD ROMs.  We send a  confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account
Value. Such transactions will generally include changes in investment  allocation or transfers among investment  options,  loans and loan repayments,  partial  surrenders or withdrawals,  and any charges associated with such unscheduled  transactions.  We also send quarterly  statements  detailing  the  activity  affecting  your  Policy  during the prior  quarter,  including  all  scheduled  and unscheduled  transactions.  To the extent  permitted  by law,  some types of  scheduled  transactions  will only be  confirmed  on a quarterly basis.  Such transactions will generally  include those  pre-authorized  charges deducted on the Monthly  Processing Date.
You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be  reported  to us at our  Office as soon as  possible  to assure  proper  crediting  to your  Policy.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us otherwise  within 30 days from the date you receive  the  confirmation.  For  transactions  that  are  first  or only  confirmed  on the  quarterly  statement,  we  assume  all transactions  are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  We may also send an annual report and a semi-annual report containing  applicable  financial  statements for the Separate Account and the Portfolios, as of December 31 and June 30,  respectively,  to you or, with your prior  consent,  make such  documents  available  electronically through our Internet Website or other electronic means.

ENTIRE CONTRACT
For any Policy  issued,  the entire  contract  between you and us includes  the Policy  form and any of the  following  which may be attached  to the  Policy:  riders  or  endorsements,  the copy of any  Application  and  endorsements.  All  statements  made in any
Application  are deemed to be  representations  and not  warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents  or our Secretary  may change or waive any  provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted by law, we are not bound by any promises or  representations  made by or to any other person.

LEGAL MATTERS
Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary  course of  business,  and know of no material  claims.  American  Skandia and its  affiliates  are involved in pending and threatened  legal  proceedings  in the normal course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a  material  adverse  affect on the  Separate  Account,  or  American  Skandia's  ability  to meet its obligations under the Policy, or on the distribution of the Policy.

EXPERTS
The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period  ended  December  31,  2002,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Separate  Account F at  December  31,  2002 and for each of the three  years in the period  ended  December  31,  2002, appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors, as set forth in their reports thereon appearing  elsewhere in this registration  statement,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

ILLUSTRATIONS
It is impossible to illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works, and may be able to better compare a Policy with other life insurance plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the  Insured(s)  as well as certain  assumptions  about the future.  The Company  will  furnish,  upon request and at no charge,  a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the Insured(s);  (c) the gender of the  Insured(s),  where  permitted;  (d) the Specified
Amount you seek;  (e) which Death  Benefit  Option (I or II) is to apply;  and (f) the amount and timing of  Premiums  you intend to pay. Where  applicable,  the Company will also furnish upon request an illustration  for a Policy that is not affected by the sex of the Insured.

HOW TO CONTACT US
You can contact us by:
|X|   calling 1-888-554-3348.
|X|   writing to us via  regular  mail at  American  Skandia - Variable  Life  Insurance,  P.O.  Box 7040,  Bridgeport,  Connecticut
         06601-7040 or for express mail American  Skandia - Variable Life  Insurance,  One  Corporate  Drive,  Shelton,  Connecticut
         06484.  NOTE:  Failure to send mail to the  proper  address  may result in a delay in our  receiving  and  processing  your request.
|X|   sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.

We may  require  that you  provide  us with  proper  identification  before  we  release  information  about  your  Policy or accept instructions  received over the phone, the Internet or via any other  electronic  means. We may require that you provide your Social
Security or tax  identification  number.  We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a Policy.  To the extent  permitted  by law or  regulation,  neither we nor any person  authorized  by us will be responsible  for any claim,  loss,  liability or expense in connection  with a transaction,  including but not limited to a transfer between  investment  options,  over the phone, the Internet or via any other electronic means.  However,  this will only be the case if we or such  authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on reasonable procedures to identify you or your designee  through a number of  verification  methods.  These methods may include  recording phone conversations,  requesting Social Security or tax identification  numbers,  PINs, confirming  electronic mail addresses,  or similar means.  We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing for certain  transactions.  We require the written  consent of all Owners for any transaction for which we require the Owner's written consent.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Policy  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other  form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times.  Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed.  American Skandia reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

                                APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments  made to the Insured under the  accelerated  death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female,  age 45 as of the Policy Date. The second  hypothetical  illustration  assumes the Insured is a male,  age 65 as of the Policy Date.  The following  other  assumptions apply to both hypothetical illustrations:

1.    Premiums of  $5,000 per year were paid as of the first day of each Policy Year, and the premium tax charged on each Premium was 1.75%.  DAC tax also was charged in relation to each Premium.

         2.       Each Policy was issued in the no tobacco usage class and preferred risk class.  Cost of insurance rates differ by gender and there is no change to the current cost of insurance rates during the period covered by the example.

         3.       The Death Benefit Option in effect throughout the life of the Policy is Option I.

         4.       The Specified Amount is $100,000 and has remained constant since the Policy Date.

         5.       The provision is exercised as of the day preceding the 10th Policy Anniversary.

         6.       The investment options in which Account Value was allocated have grown on a constant basis since the Policy Date at an annualized rate of 8% per year.

         7.       There have been no loans or loan repayments and no amounts have been withdrawn.

         8.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.

9.    The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $61,182                   $53,829
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $60,716                   $53,329
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $54,644                   $47,996
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $153,210                  $73,248
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $58,538                   $52,113
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $153,210                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $76,605                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,302                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,134                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $45,886                   $40,372
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $45,537                   $39,997
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $40,983                   $35,997
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $114,907                  $54,936
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $43,903                   $39,085
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                       APPENDIX B - SALE OF POLICIES TO NEW JERSEY RESIDENTS

------------------------------------------------------------------------------------------------------------------------------------
The State of New Jersey  requires  that  certain  provisions  of the Policy be modified  in  accordance  with state law.  Below is a description of certain policy provisions that are modified when the Policy is sold to New Jersey residents.
------------------------------------------------------------------------------------------------------------------------------------

DEFINITIONS
The definition of Cash Value is the Account Value less any contingent deferred sales charge and less any Debt.

KEEPING THE POLICY IN FORCE
The guaranteed continuation provision described in the Prospectus does not apply.

DEATH BENEFITS
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death
Proceeds become payable to the Beneficiary.

ACCELERATED DEATH BENEFIT
The Owner may elect to receive the Accelerated  Death Benefit if the Insured became  terminally ill prior to or after the Issue Date of the Policy or as a result of an accident that occurred prior to or after the Issue Date of the Policy.

CASH VALUE CREDITS
1.    To  qualify  for Cash  Value  Credits as of any Policy  Anniversary,  the Cash Value of your  Policy  must equal or exceed the
     Premiums you have paid as of the Policy Anniversary date you qualify plus $50,000.

2.    If you surrender your Policy or the Death Benefit  becomes payable and, on the date that we process the surrender or calculate the Death  Proceeds,  your Cash Value  equals or exceeds the Cash Value  Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

For  example,  assume you have made  Premium  payments  equal to $50,000 and your Cash Value is  $110,000.  Further  assume that you decide to  surrender  the Policy in Policy Year 6 when the  Contingent  Deferred  Sales Charge is equal to 5%. The Cash Value of the
Policy would be $107,500  ($110,000  minus $2,500 for the Contingent  Deferred Sales Charge).  Since the Cash Value of the Policy is
greater than Premium plus $50,000,  the Policy would  qualify for a pro rata portion of the Cash Value  Credit.  Assuming the Policy was  surrendered  exactly in the middle of Policy Year 6, on  surrender  your Cash Value would be  increased by the pro rata portion
(1/2) of 0.50% multiplied by the Cash Value of the Policy.

LOANS
The minimum amount you may borrow from the Policy is $500.00.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in the Prospectus does not apply.

APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
You may request a personalized illustration showing how exercise of the Accelerated Death Benefit will affect values under your
Policy.

WHERE TO OBTAIN ADDITIONAL INFORMATION

A  Statement  of  Additional  Information  is  available  from us without  charge  upon your  request.  The  Statement  of  Addition
Information  contains more  information  about this Policy.  This  Prospectus and Statement of Addition  Information are part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Room, 450 Fifth Street N.W., Washington,  D.C.,  20549-0102.  You may inspect and copy those registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,  as well as documents  incorporated by reference,  may also be obtained by calling the SEC at 202-942-8090 or through the
SEC's  Internet  Website  (http://www.sec.gov)  for  this  registration  statement  as  well  as for  other  registrants  that  file electronically with the SEC.

For a free copy of the Statement of Additional Information, personalized hypothetical illustrations or other inquiries, please contact us at:

AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
P.O. Box 7040
Bridgeport, CT  06601-7040

EXPRESS MAIL:
AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
One Corporate Drive
Shelton, CT  06484

TELEPHONE:
1-888-554-3348

WEBSITE:
www.americanskandia.com

Investment Company Act of 1940 Registration No.:  811-08447

                                        This Privacy Policy is not part of this Prospectus.

                                                 AMERICAN SKANDIA'S PRIVACY POLICY

At American Skandia1, the basic  principles of our privacy  policy,  described in more detail below,  are (1) American  Skandia does not sell any of your  information and (2) American Skandia shares your nonpublic  personal  information only to the extent necessary to provide and  administer  our products and services to you and to make you aware of new products and  services.  Unless we receive authorization  from you or are  required  or  permitted  to do so under  law,  we do not  otherwise  share your  nonpublic  personal information.

This privacy policy applies to all of American Skandia's products and services (including  Annuities,  Life Insurance,  Mutual Funds and Mutual Fund Wrap), and any future products or services  American  Skandia may develop or provide to individuals.  We reserve the right to change our privacy policy and will keep you informed of any such changes.

I. INFORMATION WE MAY COLLECT ABOUT YOU

You may provide us with, or we may collect,  nonpublic  personal  information  that allows us to provide and administer our products and  services.  This  includes  personal  financial  information,  (such  as net  worth  and  annual  income)  and  personal  health information,  (such as medical history).  We only disclose personal health  information with your prior written  authorization or as otherwise  permitted  or required by law.  Therefore,  in the  remainder of this  notice,  unless  otherwise  noted,  references  to nonpublic personal information exclude all personal health information.

We collect nonpublic personal information from the following sources:

o     Information we receive from you on applications or other forms such as your name, address, and social security number;
o     Information about your transactions with us, our affiliates, or others such as your account balances;
o     Information we receive from other third parties such as a consumer reporting agency; and
o     Information  we receive or obtain during your visits to our Web site. We may employ  "cookies"  while you are visiting our Web site.  A "cookie" is a set of  information  that our web server  assigns to your hard drive when you visit our site.  Utilizing
     "cookies"  helps us understand what parts of our site you find most useful and where you may be likely to return on our site in the future.  If you choose to disable "cookies" you may not be able to utilize our services to the fullest extent.

Please note that publicly available information, except in limited circumstances, is not considered nonpublic personal information.

II. INFORMATION THAT WE MAY DISCLOSE

We may disclose the nonpublic  personal  information that we collect as described above.  This applies to both current customers and former customers.

We will share this  information  only to the extent necessary to provide and administer our products and services to you and to make you  aware of new  products  and  services.  We may also  disclose  nonpublic  personal  information  about  you to  affiliated  and non-affiliated  third  parties with your  consent or as otherwise  may be required or permitted by law. The parties that we disclose nonpublic personal information to must abide by applicable law.

III. SERVICE PROVIDERS/JOINT MARKETING AGREEMENTS

As permitted by law, we may disclose the following  information we collect to companies or parties that perform  marketing  services on our behalf or to other financial  institutions with whom we have joint marketing  agreements:  information we receive from you on applications  and other forms such as your name,  address and social security number and information  about your  transactions  with us, our affiliates,  or others such as your account  balances.  These parties are bound by  confidentiality  terms of our agreements as well as applicable laws.

IV. POLICIES AND PRACTICES WITH RESPECT TO PROTECTING THE CONFIDENTIALITY, SECURITY, AND INTEGRITY OF YOUR INFORMATION

We restrict access to nonpublic personal information,  including personal health information,  about you to those employees who need to know that  information  to  provide  products  or  services  to you and as  otherwise  described  above.  We  maintain  physical, electronic, and procedural safeguards that comply with applicable law to guard your nonpublic personal information.

V.  FURTHER INFORMATION

You have the right to access your nonpublic personal information we maintain,  upon request.  You may request correction,  amendment or deletion of any  information  which you believe to be  inaccurate.  If the  information  was provided to us by a third party,  we will direct you to the third party to correct any information it gave us.

Please submit any inquiries to us at:

Variable Annuities: American Skandia Life Assurance Co., P.O. Box 7040, Bridgeport, CT 06601-7040
Variable Life Insurance: Variable Life Insurance, American Skandia Life Assurance Co., P.O. Box 7045, Bridgeport, CT 06601-7045
Mutual Funds: American Skandia Advisor Funds, P.O. Box 8012, Boston, MA 02266-8012
Mutual Fund Wrap: American Skandia Asset Management  Portfolios,  c/o PFPC Brokerage  Services,  P.O. Box 61503, King of Prussia, PA
19406-0903

For your  security,  the request  must be signed and your  signature  notarized.  Include all account  numbers for which you request information.  If you have products or services across multiple platforms, a separate request for each must be sent.

--------
1 For purposes of the following notice, "American Skandia", "we", or "us" refers to American Skandia, Inc.; American Skandia Life
Assurance Corporation; American Skandia Marketing, Incorporated; American Skandia Investment Services, Incorporated; American
Skandia Information Services and Technology Corporation; American Skandia Fund Services, Inc.; American Skandia Trust; American
Skandia Advisor Funds, Inc.; and American Skandia Advisory Services, Inc.

                                                  STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Policy are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE  ACCOUNT F and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment options are registered under the Securities Act of 1933 and the
Investment  Company Act of 1940. The fixed  investment  options ("Fixed  Allocations")  under the Policy are issued by AMERICAN SKANDIA
LIFE  ASSURANCE  CORPORATION.  The  assets  supporting  the Fixed  Allocations  are  maintained  in  AMERICAN  SKANDIA  LIFE  ASSURANCE
CORPORATION's general account.

                                                           TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

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THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
POLICY FOR WHICH IT  RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE LIFE INSURANCE,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,
OR CALL1-888-554-3348.
---------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  _____________, 2003                              Date of Statement of Additional Information: __________, 2003
FPVLI - SAI (XX/XX/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American  Skandia Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or "us") is a  wholly-owned  subsidiary of American
Skandia,  Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.  Skandia Insurance Company Ltd. is a major  worldwide  insurance  company  operating  from  Stockholm,  Sweden  which owns and  controls,  directly or through  subsidiary companies,  numerous  insurance  and related  companies.  We are  organized  as a  Connecticut  stock life  insurance  company and were originally  incorporated  on May 21, 1969.  American  Skandia is subject to  Connecticut  law  governing  insurance  companies.  We are licensed to sell  insurance  products in each of the fifty  states of the United  States,  the  District of Columbia  and Puerto  Rico.
American Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 19, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and the ultimate parent company of American Skandia Life Assurance  Corporation  (the  "Company"),  announced that it has entered into a definitive  purchase  agreement with Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial"), whereby  Prudential  Financial will acquire the Company and certain of its affiliates.  American Skandia will remain fully  responsible for all of its  contractual  obligations  to Annuity  and Policy  Owners.  Your  rights  under your  Policy will not be affected by the sale.

Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory  approvals,  filing under the Hart
Scott-Rodino  Antitrust  Improvements  Act and approval by the board of directors and  shareholders  of the mutual funds advised by the
Company's affiliates.  The transaction is expected to close during the second quarter of 2003.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

American  Skandia Life  Assurance  Corporation  Separate  Account F, also referred to as "Separate  Account F", was  established  by us pursuant to Connecticut  law on October 31, 1996.  Separate  Account F also holds assets of other Policies issued by us with values and benefits that vary according to the investment  performance  of the  underlying  mutual funds or portfolios of underlying  mutual funds offered as Sub-accounts  of Separate  Account F. The underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the Portfolios.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate  Account F is registered  with the Securities and Exchange  Commission  ("SEC") under the Investment  Company Act of 1940 (the
"Investment  Company  Act")  as a unit  investment  trust,  which  is a type of  investment  company.  Values  and  benefits  based  on allocations to the Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation  phase, we offer a number of  Sub-accounts.  Certain  Sub-accounts  may not be available in all  jurisdictions.
If and when we obtain  approval of the  applicable  authorities  to make such  Sub-accounts  available,  we will  notify  Owners of the availability of such Sub-accounts.

A brief summary of the  investment  objectives  and policies of each Portfolio is found in the  Prospectus.  More detailed  information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by  recognized  rating  services  for bonds and other debt  obligations.  There can be no  guarantee  that any
Portfolio will meet its investment objectives.

Each  underlying  mutual  fund is  registered  under the  Investment  Company  Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual fund thereof may or may not be diversified  as defined in the  Investment  Company Act. The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.  Generally, each  portfolio  issues a separate  class of shares.  Shares of the  portfolios  are available to separate  accounts of life  insurance companies  offering  variable  annuity  and  variable  life  insurance  products.  The  shares may also be made  available,  subject to obtaining all required  regulatory  approvals,  for direct  purchase by various  pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available  by creating new  Sub-accounts.  Additionally,  new  portfolios  may be made  available by the creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that  portfolio.  We may take other actions in relation to the
Sub-accounts and/or Separate Account F.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Policy described in the Prospectus and this Statement of Additional  Information.  American Skandia Life Assurance  Corporation and
American Skandia Investment  Services,  Incorporated  ("ASISI"),  the investment manager of American Skandia Trust and American Skandia
Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American Skandia  Information  Services and Technology  Corporation
("ASIST"),  also a  wholly-owned  subsidiary  ASI, is a service  company that  provides  systems and  information  services to American
Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American
Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection with purchases and sales of securities  held by Portfolios of American  Skandia Trust which are offered as Sub-accounts under the Policy.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the
Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the  National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Policy is offered on a  continuous  basis.  ASM  enters  into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Policy but are exempt from  registration.  Applications for the
Policy are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Policy directly to potential purchasers.

Compensation is paid to firms on sales of the Policy  according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending  on the  practice of the firm.  Generally,  the  maximum  initial  commission  to be paid on premiums  received is 7.0%.  Alternative  compensation  schedules are available  that provide a lower initial  commission  plus ongoing annual  compensation  based on all or a portion of Account  Value.  We may also provide  compensation  to firms for  providing  ongoing service to you in  relation  to the  Policy.  Commissions  and other  compensation  paid in relation to the Policy do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an underwriting commission for its role as principal  underwriter/distributor  of all variable insurance products issued by ASLAC. ASM is responsible for payment of commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting  commissions paid to ASM in its role as principal underwriter/distributor has been: 2002: 193,374,436; 2001: $193,056,109; 2000: $355,445,427.

Service Fees Payable by Underlying Funds

American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally  based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales charge
We deduct the sales charge  during the first ten (10) Policy  Years.  The charge is assessed  daily and is the  equivalent  of 0.40% of your  Account  Value per year.  We deduct  this  charge  from your  Account  Value on each  Monthly  Processing  Day.  The  charge is a percentage of your then current Account Value.

Underwriting
We have established  certain  underwriting  standards to determine the insurability of Policy  applicants.  We require you to submit an
Application  to provide  information  that  enables  us to  determine  if these  standards  have been met.  We may  require  additional information,  including,  but not limited to, some of the proposed  Insured's medical records and may also require the proposed Insured to take certain  medical  tests.  We evaluate all of this  information  to  determine  whether we can issue a Policy.  When we evaluate whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard risk class.  If the proposed Insured meets our standards and we have received a Premium, we will issue a Policy.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise  the  performance  of  Sub-accounts  using two types of measures.  These  measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the AST Money Market  Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day  period ending on the date of calculation.  The current yield of such a  Sub-account  is computed by  determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing  allocation by an Owner to such a Sub-account (the  "Hypothetical  Allocation")  having a balance of one Unit at the beginning of the period,  subtracting a  hypothetical  maintenance  fee, and dividing such net change in the
Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base  period  return,  and  multiplying  the result by  (365/7).  The  resulting  figure  will be carried to at least the nearest l00th of one percent.

We compute effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the SEC. The effective yield  reflects  the  reinvestment  of net  income  earned  daily on assets of such a  Sub-account.  Net  investment  income  for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a  hypothetical  contract.  The yield is calculated  based on the  performance of the AST Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus  and the
Statement of Additional  Information.  At the beginning of the seven day period,  the hypothetical  contract had a balance of one Unit.
The current and  effective  yields  reflect the  mortality  and expense  risk charge and  administration  charge  deducted  against the
Sub-account.  The mortality and expense risk charge and administration  charge compensate  American Skandia for providing the insurance benefits  under the Policy.  In an extremely low interest rate  environment,  money market  yields,  after  deducting the mortality and expense risk charge and administration  charge, may be negative,  even though the Portfolio's yield (before deducting the mortality and expense  risk  charge and  administration  charge)  is  positive.  Please  note that  current  and  effective  yield  information  will fluctuate.  This  information may not provide a basis for comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable life insurance.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

         P(1+T)n = ERV

         where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may advertise the  performance  of the  Portfolios in the form of "Standard"  and  "Non-standard"  Total  Returns.  "Standard  Total
Return"  figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent one, five and ten year  periods (or since the  inception  date that the  Portfolio  has been  offered as a  Sub-account,  if less).  "Standard  Total
Return"  figures assume that the sales charge,  the cost of insurance,  mortality and expense risk charge,  and  administration  charge
("Maintenance  Charges")  are  deducted  and that the Policy is  surrendered  at the end of the  applicable  period,  meaning  that any contingent  deferred sales charge that would apply upon surrender is also deducted.  "Non-standard  Total Return"  figures  include any performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total Returns are  calculated in the same manner as  standardized  returns except that the figures may not reflect all fees and charges.  In particular,  they may assume no surrender  at the end of the  applicable  period so that the  contingent  deferred  sales  charge  does not apply.  Non-Standard  Total
Returns must be accompanied by Standard Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Policies,  or periods during which the underlying  Portfolios have been in existence,  but the Sub-accounts have not. Such hypothetical historical  performance is calculated  using the same assumptions  employed in calculating  actual  performance  since inception of the
Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios  prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As  described in the  Prospectus,  Policies  may be offered in certain  situations  in which the  contingent  deferred  sales charge or certain other  charges or fees may be  eliminated  or reduced.  Advertisements  of  performance  in  connection  with the offer of such
Policies will be based on the charges applicable to such Policies.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2002.  The  "inception-to-date"  figures shown below are based on the inception  date of the  Portfolio.  "N/A" means "not  applicable"
and  indicates  that the  Portfolio was not in operation  for the  applicable  period.  Any  performance  of such  Portfolios  prior to inception of a Sub-account is provided by the underlying  mutual funds.  The Total Return for any  Sub-account  reflecting  performance prior to such Sub-account's inception is based on such information.

Some of the  Portfolios  may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement  or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the
Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the  performance of the  Sub-accounts,  and for providing a basis for comparison with  Sub-accounts  offered under other policies.  This performance  information may be less useful in providing a basis for comparison with other  investments  that neither provide some of the benefits of such policies nor are treated in a similar fashion under the Code.

                                                       TO BE FILED BY AMENDMENT
                                        ------------------------------------------------- - -------------------------------------------
                                        Standard Total Return                               Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                        (Assuming  maximum  contingent   deferred  sales    (Assuming  no  contingent  deferred  sales
                                        charge and "Maintenance Charges")                   charge and no "Maintenance Charges")
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST William Blair International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM International Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST MFS Global Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PBHG Small-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Small-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Federated Aggressive Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Gabelli Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Small-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Goldman Sachs Mid-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Neuberger Berman Mid-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Neuberger Berman Mid-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alger All-Cap Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Gabelli All-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Natural Resources
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
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AST Alliance Growth
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AST MFS Growth
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AST Marsico Capital Growth
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AST Goldman Sachs Concentrated Growth
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AST DeAM Large-Cap Growth
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------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Large-Cap Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance/Bernstein Growth + Value
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Sanford Bernstein Core Value
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AST Cohen & Steers Realty
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AST Sanford Bernstein Managed Index 500
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AST American Century Income & Growth
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------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Alliance Growth and Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
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AST MFS Growth with Income
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AST INVESCO Capital Income
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST DeAM Global Allocation
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------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST American Century Strategic Balanced
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST T. Rowe Price Asset Allocation
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
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AST T. Rowe Price Global Bond
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Federated High Yield
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AST Lord Abbett Bond-Debenture
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AST DeAM Bond
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------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST PIMCO Total Return Bond
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AST PIMCO Limited Maturity Bond
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------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Money Market
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
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------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
MV Emerging Markets
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Dynamics
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Technology
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
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INVESCO Health Sciences
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Financial Services
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
INVESCO Telecommunications
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Global Leaders
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Special Equity
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Evergreen VA Omega
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
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ProFund VP Europe 30
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Bear
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP Bull Plus
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP OTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP UltraOTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
ProFund VP UltraSmall-Cap
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
SP Jennison International Growth
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Variable Trust:
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Nova
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex Ursa
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
Rydex OTC
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  period is the net investment  factor for that period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation  Period
applies to each day in the period.  The net  investment  factor is an index that measures the  investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next.  The net  investment  factor for a Valuation  Period is: (a)
divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account  at the end of the current  Valuation  Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio; plus or minus

2.       any per share  charge or credit  during the  Valuation  Period as a  provision  for taxes  attributable  to the  operation  or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account at the end of the preceding  Valuation Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio; plus or minus

2.       any per share charge or credit during the preceding  Valuation  Period as a provision for taxes  attributable to the operation or maintenance of that Sub-account.

c.       is the mortality and expense risk charge and administration charge deducted daily against the assets of the Separate Account.

We value the assets in each  Sub-account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

GENERAL INFORMATION

Voting Rights
You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy; (d) any other matter requiring a vote of the  shareholders;  and (e)  approval of changes to the  investment  advisory  agreement  or adoption of a new  investment  advisory agreement.  American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and  management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required,  under the terms of the  exemption,  to provide  certain  information to  shareholders  following these types of changes.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the  applicable  underlying  mutual fund  portfolio will instruct us how to vote on the matter,  pursuant to the  requirements  of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the  following:  (a) combine any  Sub-account(s)  with any other  Sub-account(s);  (b) combine
Separate Account F or a portion thereof with other separate  accounts;  (c) deregister  Separate Account F under the Investment Company
Act of 1940; (d) operate  Separate  Account F as a management  investment  company under the  Investment  Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the  Securities  Act of 1933,  the Securities  Exchange Act of
1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the
Code;  and (g) make changes  required by any change in other  Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make additional  Sub-accounts  available to you from time to time. These  Sub-accounts will invest in Portfolios we believe to be  suitable  for the  Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio  of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or restrictions of a
Portfolio,  or because the Portfolio is no longer  available for investment,  or for some other reason.  We would obtain prior approval from the  insurance  department  of our state of  domicile,  if so required by law,  before  making such a  substitution,  combination, deletion or addition.  We also would obtain prior  approval from the SEC so long as required by law, and any other  required  approvals before making such a substitution, combination, deletion or addition.

Deferral of Transactions
We may defer any  distribution or transfer from a Fixed  Allocation or Death Proceeds for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any Death Proceeds for more than thirty days,  or less where  required by law, we pay  interest at the minimum rate  required by law but not less than 3% or at least 4%
if  required  by your  contract,  per year on the amount  deferred.  We may defer  payment of  proceeds  of any  distribution  from any
Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.
Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Ending the Offer
We may limit or discontinue offering Policies.  Existing Policies will not be affected by any such action.

REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing insurance  companies.  We are  regulated and  supervised  by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual  statement,  in a form  prescribed  by the  Connecticut  Insurance  Department,  which covers our  operations  for the preceding calendar year,  and must prepare and file our statement of financial  condition as of December 31 of such year.  The  Commissioner  and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our  operations  will be conducted  periodically  according to the rules and practices of the National Association of Insurance  Commissioners  ("NAIC").  We
are subject to the insurance laws and various Federal and state  securities laws and  regulations and to regulatory  agencies,  such as the Securities and Exchange Commission and the Connecticut Banking Department, which administer those laws and regulations.

We can be assessed up to prescribed  limits for policyholder  losses incurred by insolvent  insurers under the insurance  guaranty fund laws of most  states.  We cannot  predict  or  estimate  the  amount  any such  future  assessments  we may have to pay.  However,  the insurance  guaranty  laws of most states  provide for  deferring  payment or exempting a company from paying such an  assessment  if it would threaten such insurer's financial strength.

Several states,  including  Connecticut,  regulate  insurers and their affiliates under insurance holding company laws and regulations.
This applies to us and our affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies and  transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the  transaction  in relation to the financial position of the companies.

Currently, the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance  products;  (c) the securities laws,  particularly as they relate to insurance and annuity  products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any initiatives  directed toward improving the solvency of insurance  companies.  We would also be affected by federal  initiatives  that have impact on the  ownership  of or  investment  in United  States  companies  by foreign companies or investors.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended  December 31, 2002,  appearing in this  Statement of  Additional  Information  have been audited by
Ernst & Young LLP,  independent  auditors,  as set forth in their  report  thereon  appearing  elsewhere  herein,  and are  included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel for American  Skandia Life Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Policies and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Separate Account F

The statements which follow in Appendix F are those of American Skandia Life Assurance  Corporation  Separate Account F Sub-accounts as of December 31, 2002 and for the years ended December 31, 2002 and 2001.  There are other  Sub-accounts  included in Separate Account F that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your  written or oral  request.  Please  address  your  request  to  American  Skandia - Variable  Life  Insurance,  P.O.  Box 7040,
Bridgeport, Connecticut 06601-7040.  Our phone number is 1-888-554-3348.

                                                              APPENDIX A
                                 MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS

The following  are examples of how we determine the Minimum  Required  Death  Benefit.  For more  information  on the Minimum  Required
Death Benefit, please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              10.342889         10.342889        12.907301        12.907301        10.762146        10.762146
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              10.190317         10.190317        12.688989        12.688989        10.599529        10.599529
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2               9.889919          9.889919        12.319258        12.319258        10.287454        10.287454
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3               9.592070          9.592070        11.951280        11.951280         9.977856         9.977856
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4               9.298905          9.298905        11.588414        11.588414         9.673048         9.673048
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5               9.009218          9.009218        11.232252        11.232252         9.372522         9.372522
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6               8.722792          8.722792        10.881891        10.881891         9.075163         9.075163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7               8.440163          8.440163        10.537673        10.537673         8.782254         8.782254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8               8.161817          8.161817        10.199897        10.199897         8.494209         8.494209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9               7.889296          7.889296         9.869720         9.869720         8.212001         8.212001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10               7.623823          7.623823         9.547222         9.547222         7.936973         7.936973
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11               7.366338          7.366338         9.232460         9.232460         7.670163         7.670163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12               7.118866          7.118866         8.927638         8.927638         7.413309         7.413309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13               6.882900          6.882900         8.633085         8.633085         7.167689         7.167689
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14               6.659106          6.659106         8.348988         8.348988         6.934195         6.934195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15               6.447167          6.447167         8.075417         8.075417         6.712623         6.712623
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16               7.714038          6.246384         8.883289         7.811801         7.921276         6.501967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17               7.490087          6.067088         8.601262         7.562175         7.687332         6.311944
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18               7.274451          5.895022         8.327973         7.321069         7.461892         6.129616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19               7.065283          5.728835         8.063091         7.088069         7.243510         5.953228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20               6.861458          5.567128         7.806305         6.861967         7.030541         5.781887
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21               6.661653          5.408986         7.556813         6.642537         6.822445         5.614310
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22               6.464794          5.253425         7.314421         6.429210         6.617636         5.449947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23               6.270710          5.099656         7.078500         6.222172         6.416275         5.287891
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24               6.079284          4.947868         6.849350         6.021229         6.218176         5.128299
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25               5.890750          4.797861         6.626794         5.826195         6.023827         4.971113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26               5.705040          4.649678         6.410659         5.636893         5.832763         4.816305
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27               5.522898          4.504032         6.201109         5.453650         5.645711         4.664576
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28               5.344683          4.361348         5.997622         5.275991         5.462995         4.516156
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29               5.170680          4.221963         5.800329         5.103941         5.284868         4.371380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30               5.001105          4.086269         5.609297         4.937480         5.111516         4.230639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31               4.836116          3.954433         5.424047         4.776558         4.942867         4.093959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32               4.675997          3.826566         5.244630         4.620750         4.779217         3.961457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33               4.520775          3.702732         5.070836         4.470011         4.620597         3.833199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34               4.370595          3.583042         4.902664         4.324416         4.467161         3.709205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35               4.225394          3.467465         4.740074         4.183848         4.318842         3.589457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36               4.085086          3.356021         4.582997         4.048174         4.175553         3.473994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37               3.949567          3.248690         4.431647         3.917840         4.037186         3.362809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38               3.818941          3.145553         4.285998         3.792813         3.903851         3.256004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39               3.693040          3.046504         4.145845         3.673016         3.775375         3.153477
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40               3.571693          2.951476         4.010977         3.558241         3.651580         3.055167
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41               3.454900          2.860428         3.881415         3.448537         3.532470         2.960982
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42               3.342458          2.773184         3.756910         3.343648         3.417834         2.870806
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43               3.234168          2.689611         3.637120         3.243173         3.307466         2.784401
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44               3.129908          2.609564         3.521738         3.146753         3.201166         2.701638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45               3.029541          2.532930         3.410485         3.054066         3.098808         2.622372
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46               2.932983          2.459507         3.303261         2.964942         3.000319         2.546412
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47               2.840076          2.389067         3.199881         2.879156         2.905488         2.473497
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48               2.750661          2.321491         3.100233         2.796498         2.814220         2.403491
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49               2.664621          2.256653         3.004132         2.716869         2.726358         2.336319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50               2.581834          2.194449         2.911514         2.640204         2.641788         2.271832
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51               2.502245          2.134813         2.822298         2.566383         2.560470         2.209991
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52               2.425812          2.077736         2.736386         2.495279         2.482337         2.150759
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53               2.352495          2.023195         2.653757         2.426909         2.407368         2.094123
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54               2.282258          1.971184         2.574318         2.361224         2.335512         2.040066
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55               2.215003          1.921607         2.497845         2.298000         2.266657         1.988478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56               2.150641          1.874323         2.424204         2.237060         2.200707         1.939204
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57               2.089041          1.829175         2.353159         2.178160         2.137499         1.892074
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58               2.030020          1.786005         2.284466         2.121004         2.076846         1.846923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59               1.973499          1.744664         2.217941         2.065411         2.018656         1.803579
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60               1.919419          1.705054         2.153572         2.011322         1.962861         1.761947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61               1.867715          1.667166         2.091395         1.958834         1.909430         1.722035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62               1.818313          1.631023         2.031522         1.908128         1.858318         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63               1.771222          1.596648         1.974084         1.859457         1.809548         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64               1.726411          1.564046         1.919204         1.812975         1.763101         1.613050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65               1.683805          1.533171         1.866818         1.768643         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66               1.643300          1.503897         1.816773         1.726291         1.676876         1.549291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67               1.604764          1.476075         1.768841         1.685679         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68               1.568051          1.449538         1.722783         1.646485         1.598627         1.491460
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69               1.533054          1.424158         1.678405         1.608508         1.562129         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70               1.499720          1.399895         1.635655         1.571688         1.527284         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71               1.468047          1.376751         1.594581         1.536120         1.494089         1.413350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72               1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73               1.409834          1.334059         1.518005         1.469679         1.432868         1.367099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74               1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75               1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76               1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77               1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78               1.293201          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79               1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80               1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81               1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82               1.221386          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83               1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84               1.191790          1.174263         1.224858         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85               1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86               1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87               1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88               1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89               1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90               1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91               1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92               1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93               1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94               1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95               1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96               1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97               1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98               1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99               1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit is determined by treating the Account Value as if it were a net single  premium.  We determine the
Minimum  Required  Death  Benefit by  multiplying  the Account  Value by factors that are  determined  for your Policy as of the Policy
Date.  These  factors vary by the attained  Age,  gender (where  permitted),  tobacco  usage class and risk class of each Insured.  The factors shown above are  applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available  upon request.  Factors for joint life cases depend upon a standard  insurance  industry method used to derive the applicable factor for both
Insureds.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX B
                                         GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                                  (Per $1,000 of Net Amount at Risk)

The following are  guaranteed  maximum cost of insurance  charges  deducted on a monthly  basis.  For more  information  on the cost of insurance, please see the Prospectus.

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
We base the guaranteed  maximum cost of insurance charges on the sex distinct 1980  Commissioners  Standard Ordinary Ultimate Mortality
Smoker/Non-Smoker  Table,  age last birthday unless unisex charges apply. If unisex charges apply, a unisex  variation of that table is used.  The  amounts  shown are per $1,000 of Net  Amount at Risk.  The  guaranteed  maximum  cost of  insurance  charge  depends on the tobacco usage class and risk class of each Insured.  The charges shown above are  applicable  for Insureds in the preferred risk class.
The  guaranteed  maximum cost of insurance  charges for other risk classes are available  upon request.  Charges for  substandard  risk classes are based on a multiple of the table rates.  Cost of  insurance  charges for joint life cases are  determined  using a standard insurance industry method used to derive the applicable charge based on the applicable cost of insurance charge for both Insureds.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX C
                                                CURRENT MONTHLY COST OF INSURANCE RATES
                                                  (per $1,000 of Net Amount at Risk)

The following are examples of the current monthly cost of insurance rates.  For more  information on the cost of insurance,  please see the Prospectus.

        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                            Male              Male            Female           Female           Unisex           Unisex
          Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
              9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07834
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             21            0.05100          0.08634           0.02417          0.03417          0.04684          0.07884
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             22            0.05117          0.08684           0.02417          0.03417          0.04700          0.07934
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             23            0.05134          0.08734           0.02417          0.03417          0.04717          0.07984
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             24            0.05150          0.08784           0.02417          0.03417          0.04734          0.08034
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             25            0.05167          0.08834           0.02417          0.03417          0.04750          0.08084
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             26            0.05217          0.08917           0.02433          0.03500          0.04800          0.08151
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             27            0.05267          0.09001           0.02450          0.03583          0.04850          0.08217
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             28            0.05317          0.09084           0.02467          0.03667          0.04900          0.08284
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             29            0.05367          0.09168           0.02483          0.03750          0.04950          0.08351
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             30            0.05417          0.09251           0.02500          0.03833          0.05000          0.08417
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             31            0.05467          0.09351           0.02600          0.04017          0.05050          0.08534
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             32            0.05517          0.09451           0.02700          0.04200          0.05100          0.08651
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             33            0.05567          0.09551           0.02800          0.04384          0.05150          0.08767
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             34            0.05617          0.09651           0.02900          0.04567          0.05200          0.08884
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             35            0.05667          0.09751           0.03000          0.04750          0.05250          0.09001
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             36            0.06017          0.10718           0.03250          0.05350          0.05584          0.09918
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             37            0.06367          0.11685           0.03500          0.05950          0.05917          0.10835
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             38            0.06717          0.12652           0.03750          0.06550          0.06250          0.11751
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             39            0.07067          0.13619           0.04000          0.07151          0.06584          0.12668
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             40            0.07417          0.14585           0.04250          0.07751          0.06917          0.13585
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             41            0.08051          0.16619           0.04700          0.08667          0.07534          0.15436
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             42            0.08684          0.18653           0.05150          0.09584          0.08151          0.17286
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             43            0.09318          0.20688           0.05600          0.10501          0.08767          0.19137
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             44            0.09951          0.22722           0.06050          0.11418          0.09384          0.20988
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             45            0.10584          0.24756           0.06500          0.12335          0.10001          0.22839
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             46            0.11568          0.27458           0.07101          0.13535          0.10918          0.25323
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             47            0.12552          0.30159           0.07701          0.14736          0.11835          0.27808
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             48            0.13535          0.32861           0.08301          0.15936          0.12752          0.30293
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             49            0.14519          0.35563           0.08901          0.17136          0.13669          0.32777
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             50            0.15502          0.38265           0.09501          0.18337          0.14585          0.35262
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             51            0.17036          0.41984           0.10418          0.20087          0.16036          0.38682
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                            Male              Male            Female           Female           Unisex           Unisex
          Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
             Age
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             52            0.18570          0.45704           0.11335          0.21838          0.17486          0.42101
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             53            0.20104          0.49424           0.12252          0.23589          0.18937          0.45521
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             54            0.21638          0.53145           0.13168          0.25340          0.20387          0.48941
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             55            0.23172          0.56866           0.14085          0.27091          0.21838          0.52361
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             56            0.25140          0.60837           0.15019          0.28675          0.23656          0.55981
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             57            0.27107          0.64809           0.15953          0.30259          0.25473          0.59602
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             58            0.29075          0.68781           0.16886          0.31843          0.27291          0.63223
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             59            0.31043          0.72753           0.17820          0.33428          0.29108          0.66845
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             60            0.33011          0.76725           0.18754          0.35012          0.30926          0.70466
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             61            0.35880          0.81049           0.20404          0.37898          0.33611          0.74589
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             62            0.38748          0.85373           0.22055          0.40783          0.36297          0.78712
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             63            0.41617          0.89697           0.23706          0.43669          0.38982          0.82835
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             64            0.44486          0.94022           0.25356          0.46555          0.41667          0.86959
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             65            0.47356          0.98347           0.27007          0.49441          0.44353          0.91083
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             66            0.53712          1.08534           0.30776          0.52861          0.50309          1.00234
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             67            0.60069          1.18724           0.34545          0.56282          0.56265          1.09386
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             68            0.66427          1.28916           0.38315          0.59702          0.62222          1.18540
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             69            0.72786          1.39110           0.42084          0.63123          0.68180          1.27696
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             70            0.79146          1.49306           0.45854          0.66544          0.74138          1.36854
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             71            0.92018          1.65457           0.53595          0.76976          0.86241          1.52148
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             72            1.04893          1.81613           0.61338          0.87410          0.98347          1.67447
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             73            1.17772          1.97774           0.69081          0.97846          1.10455          1.82750
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             74            1.30654          2.13940           0.76826          1.08284          1.22567          1.98058
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             75            1.43539          2.30112           0.84571          1.18724          1.34681          2.13371
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             76            1.71862          2.55870           1.10171          1.44041          1.62597          2.39070
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             77            2.00200          2.81641           1.35784          1.69370          1.90529          2.64783
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             78            2.28555          3.07426           1.61410          1.94712          2.18476          2.90508
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             79            2.56925          3.33223           1.87049          2.20067          2.46439          3.16247
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             80            2.85312          3.59034           2.12701          2.45434          2.74418          3.41999
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             81            3.37418          4.14528           2.50727          2.90911          3.24416          3.95978
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             82            3.89578          4.70083           2.88782          3.36428          3.74464          4.50016
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             83            4.41793          5.25699           3.26865          3.81987          4.24562          5.04112
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             84            4.94062          5.81377           3.64977          4.27587          4.74710          5.58266
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             85            5.46386          6.37117           4.03119          4.73229          5.24908          6.12478
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             86            6.12225          7.09296           4.57736          5.16454          5.89049          6.80314
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             87            6.78151          7.81578           5.12412          5.59715          6.53273          7.48240
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             88            7.44164          8.53964           5.67148          6.03014          7.17579          8.16259
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             89            8.10262          9.26454           6.21944          6.46351          7.81967          8.84369
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             90            8.76448          9.99049           6.76800          6.89725          8.46438          9.52572
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             91            9.46270          10.84979          7.39512          7.53637          9.15200         10.35173
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             92           10.16189          11.71055          8.02302          8.17631          9.84056         11.17909
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             93           10.86205          12.57278          8.65171          8.81706         10.53006         12.00781
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             94           11.56318          13.43648          9.28118          9.45863         11.22050         12.83789
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             95           12.26528          14.30165          9.91144         10.10101         11.91189         13.66933
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             96           12.89876          15.04173         10.51321         10.71356         12.54048         14.39014
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             97           13.53303          15.78290         11.11570         11.32686         13.16986         15.11197
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             98           14.16810          16.52514         11.71891         11.94090         13.80001         15.83483
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             99           14.80396          17.26847         12.32284         12.55569         14.43096         16.55873
        -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The  amounts  shown  above are  current  rates per $1,000 of Net Amount at Risk as of the date of this  Prospectus.  To  determine  the current  monthly cost of insurance  charge we multiply these rates by the Net Amount at Risk. To that product,  we add the current cost of  insurance  fee. The charges  shown above are  applicable  for Insureds in the  preferred  risk class.  The current  monthly cost of insurance  charges for other risk classes are available  upon request.  Cost of insurance  charges for joint life cases are  determined using a standard  insurance  industry method used to derive the applicable  charge based on the applicable cost of insurance charge for both Insureds.  Current monthly cost of insurance rates for specific proposed joint Insureds are also available on request.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX D
                              DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

The following are examples of how we calculate  the current  monthly cost of insurance  charges.  For more  information  on the cost of insurance, please see the Prospectus.

We determine the current monthly cost of insurance  rate, the currently  monthly cost of insurance fee and any  underwriting  factor as follows:

1.       Current monthly cost of insurance rate:  The rate depends on a number of factors, as follows.

|X|      For Policies with One Insured:  The rates depend on the tobacco usage class and risk class of the Insured(s), the Age and, where permissible, gender of the Insured.

|X|      For Policies with Two Insureds:  The rates depend on the individual current monthly cost of insurance rates for each Insured.

2.       Current monthly cost of insurance fee: The cost of insurance fee is calculated using a "constant", currently $12.00.

3.       Underwriting factor: We reserve the right to multiply the current cost of insurance rate by an underwriting factor.  The underwriting factor for Policies that are fully underwritten would be one, which results in no change to the rate.

The following is an example of how we calculate the monthly cost of insurance deduction.  Assume for this example that:  (1) the
Policy is issued using Death Benefit Option A with a Specified Amount of $80,000; (2) on the applicable Monthly Processing Day, the
Death Benefit equals the Specified Amount; (3) the then current Account Value is $10,000; (4) there is one male Insured, who is currently Age 55 (gender specific cost of insurance rates are used); and (5) the Insured is in the "no tobacco usage" class and is in the preferred risk class.

|X|      We look up the current monthly cost of insurance rate for the Insured.  As of the date of this Prospectus, the current monthly cost of insurance rate for a 55 year old male nonsmoker Insured is  $.23172 per thousand of Net Amount at Risk.

|X|      If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

|X|      We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*.  The result is 16.16.

|X|      We add the current "constant" of $12.00 to (c), resulting in $28.16.

|X|      We look up the contractually guaranteed maximum monthly cost of insurance charge for the Insured.  In this case, we look up the charge for a 55 year old male in the "no tobacco usage" class and the preferred risk class.  That charge is .68759 per $1,000 Net Amount at Risk.

|X|      We multiply the rate shown in (e) times the Net Amount at Risk*.  The result is $47.95.

|X|      We compare the result in (d) and (f).  The lower of the two amounts is the current monthly cost of insurance for the
              Insured.  In this example, the current cost of insurance is, therefore, $28.16.

*    We determine the Net Amount at Risk for purposes of determining cost of insurance charges by subtracting the Account Value from the Death Benefit discounted to the beginning of the Policy Month at the rate of 4% per year.  In this example, the Amount at
     Risk is $69,739.

                                                              APPENDIX E
                                   MAXIMUM ANNUAL ASSESSABLE PREMIUMS PER $1,000 OF SPECIFIED AMOUNT

The  following  are  examples of the Maximum  Annual  Assessable  Premiums.  For more  information  on the  Maximum  Annual  Assessable
Premiums, please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              N/A             15.27              N/A             12.22             N/A             14.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              N/A             15.48              N/A             12.42             N/A             14.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2              N/A             15.94              N/A             12.79             N/A             15.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3              N/A             16.44              N/A             13.19             N/A             15.80
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4              N/A             16.95              N/A             13.60             N/A             16.30
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5              N/A             17.50              N/A             14.03             N/A             16.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6              N/A             18.07              N/A             14.48             N/A             17.37
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7              N/A             18.67              N/A             14.95             N/A             17.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8              N/A             19.31              N/A             15.45             N/A             18.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9              N/A             19.98              N/A             15.97             N/A             19.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10              N/A             20.68              N/A             16.51             N/A             19.87
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11              N/A             21.41              N/A             17.07             N/A             20.56
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12              N/A             22.17              N/A             17.66             N/A             21.29
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13              N/A             22.94              N/A             18.26             N/A             22.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14              N/A             23.73              N/A             18.89             N/A             22.78
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15              N/A             24.53              N/A             19.53             N/A             23.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            25.33             17.75            20.19            19.94            24.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            26.09             18.33            20.86            20.55            25.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            26.85             18.94            21.55            21.17            25.81
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            27.63             19.56            22.26            21.81            26.58
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            28.44             20.21            23.00            22.47            27.36
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            29.26             20.87            23.76            23.15            28.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            30.13             21.57            24.55            23.87            29.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            31.03             22.29            25.37            24.61            29.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            31.98             23.03            26.22            25.40            30.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            32.98             23.81            27.10            26.21            31.82
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            34.03             24.62            28.02            27.07            32.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            35.13             25.45            28.96            27.97            33.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            36.28             26.32            29.94            28.91            35.03
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            37.49             27.21            30.96            29.88            36.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            38.74             28.14            32.01            30.90            37.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            40.05             29.11            33.10            31.96            38.67
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            41.40             30.11            34.22            33.06            39.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            42.81             31.15            35.39            34.20            41.33
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            44.26             32.23            36.60            35.39            42.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            45.77             33.34            37.84            36.61            44.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            47.32             34.50            39.14            37.88            45.69
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            48.93             35.69            40.47            39.20            47.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            50.58             36.92            41.83            40.55            48.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            52.28             38.18            43.23            41.95            50.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            54.03             39.49            44.67            43.40            52.16
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            55.83             40.83            46.13            44.89            53.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            57.66             42.20            47.62            46.42            55.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            59.55             43.62            49.15            48.00            57.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            61.48             45.07            50.70            49.63            59.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            63.45             46.57            52.29            51.32            61.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            65.47             48.12            53.93            53.05            63.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            67.54             49.71            55.60            54.83            65.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            69.66             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            71.85             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39            81.21             60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66            83.69             62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99            86.22             64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38            88.80             66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84            91.45             68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38            94.16             70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00            96.97             72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70            99.88             75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50            102.91            77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40            106.03            80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38            109.25            82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46            112.56            85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63            115.93            88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90            119.40            91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30            122.98            94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85            126.72            97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60            130.67           100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55            134.87           103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74            139.33           107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16            144.06           111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80            149.01           115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63            154.15           119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64            156.53           124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86            156.00           128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50            155.48           133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62            155.07           139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95            154.86           143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53            154.81           142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The Maximum  Annual  Assessable  Premium  depends on the Age,  tobacco  usage class,  risk class and,  where  permitted,  gender of the
Insured.  The amounts shown above are applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for
Insureds in a substandard risk class are higher than for Insureds in a preferred risk class.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX F
                                 FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                      (TO BE FILED BY AMENDMENT)

                                                              APPENDIX G
                        FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                      (TO BE FILED BY AMENDMENT)

Form N-6: Champion

                                                               PART C

                                                         OTHER INFORMATION

Item 27.    Exhibits:

(a)      Resolution of the Board of Directors of American Skandia Life Assurance Corporation authorizing the establishment of the
            Registrant for Separate Account F incorporated by reference from Initial filing of Registration Statement on Form S-6
            No. 333-38119, filed via EDGAR October 17, 1997.

(b)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

(c)      (1)      Form of Principal Underwriting Agreement incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-38119, filed via EDGAR October 17, 1997.
            (2)   Form of Revised Dealer Agreement incorporated by reference from Post-Effective Amendment No. 7 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR April 24, 1998.

(d)      Form of Flexible Premium Variable Life Insurance Policy
(1)      Single Life version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 333-58703, filed via EDGAR November 17, 1998.
(2)      Last Survivor version incorporated by reference from Pre-effective Amendment No. 1 to Registration Statement on Form S-6
                    No. 333-58703, filed via EDGAR November 17, 1998.

(e)      Form of Application for Flexible Premium Variable Life Insurance Policy incorporated by reference from Pre-effective
            Amendment No. 2 to Registration Statement on Form S-6 No. 333-58703, filed via EDGAR January 4, 1999.

(f)      Articles of Incorporation and By-Laws of American Skandia Life Assurance Corporation, incorporated by reference to
            Pre-effective Amendment No. 6 to Registration Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(g)      Reinsurance Contracts for Transamerica                                 TO BE FILED BY AMENDMENT

(h)      Participation Agreements between Depositor and:

(1)      American Skandia Trust incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form
                    N-4 No. 33-87010, filed via EDGAR February 25, 1997.
(2)      The Montgomery Funds III incorporated by reference from Initial Registration to Registration Statement on Form N-4 No.
                    333-08853, filed via EDGAR July 25, 1996.
(3)      Rydex Variable Trust incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form N-4
                    No. 33-87010, filed via EDGAR April 26, 1999.
(4)      Evergreen Variable Annuity Trust incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement
                    on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(5)      INVESCO Variable Investment Funds, Inc. incorporated by reference from Post-Effective Amendment No. 9 to Registration
                    Statement on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(6)      ProFunds VP incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4 No.
                    33-87010, filed via EDGAR April 26, 2000.
(7)      Prudential Series Fund, Inc. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on
                    Form N-4 No. 33-87010, filed via EDGAR April 26, 2001.

(i)      Administrative Contracts: Not Applicable

(j)      Other Materials Contracts: Not Applicable

(k)      Opinion and Consent of Counsel                       TO BE FILED BY AMENDMENT

(l)      Actuarial Opinion: Not Applicable

(m)      Sample Calculations: Not Applicable

(n)      Consent of Ernst & Young LLP                         TO BE FILED BY AMENDMENT

(o)      Financial Statements: Not Applicable

(p)      Initial Capital Agreements: Not Applicable

(q)      Redeemability Exemption

I.       PURCHASE AND ISSUANCE OF POLICIES

A.       PREMIUMS AND UNDERWRITING STANDARDS

The Policy is a flexible  premium  variable life  insurance  policy.  The Policy  provides  considerable  flexibility  regarding the timing and amount of premium  payments  after the first.  No  additional  premium  must be paid  unless  required to pay the ongoing monthly  charges.  However,  there is a minimum amount we accept both for initial and subsequent  premiums.  There also is a maximum total amount you can pay. The minimum Premium we generally  accept as an initial  Premium is 1/4th of the Maximum Annual  Assessable
Premium.  The Maximum Annual  Assessable  Premium is the maximum amount of Premium in a Policy Year against which we will assess any contingent  deferred  sales  charge upon  surrender  of the  Policy.  We do not assess any  contingent  deferred  sales  charge upon surrender  against any portion of the Premium  you pay during a Policy Year that  exceeds the maximum  amount for that Policy  Year.
We may accept less under certain  circumstances,  such as when you authorize periodic  withdrawals from an account you may have with a bank or other financial  institution in amounts  designed to cumulatively  pay amounts equal to at least half of the MEC Threshold
Amount.  The MEC  Threshold  Amount is the annual level amount of Premium,  which,  if exceeded,  would cause the Policy to become a
MEC. The maximum  initial  Premium we accept equals the maximum amount that can be paid without  increasing the Death Benefit on the
Policy Date.  However,  if you submit any Premium before we have determined  whether you meet our requirements for issuing a Policy, at such time we will not accept more than $500,000 without prior Home Office approval.

B.       APPLICATION AND INITIAL PREMIUM PROCESSING

Upon receipt of a completed  Application,  American Skandia will follow certain insurance  underwriting (i.e.,  evaluation of risks)
procedures  designed  to  determine  insurability.  Standard  underwriting  may  involve  such  verification  procedures  as medical examinations and may require that further  information be provided by the proposed  Insured before a determination  can be made. The
Policies will be offered and sold pursuant to  established  underwriting  standards and in  accordance  with state  insurance  laws, which prohibit  unfair  discrimination  among Owners,  but recognize that premiums must be based upon factors such as age, health or occupation.  As part of our  standards,  we will not issue a Policy if, as of the Policy Date,  the Insured  would be older than Age
80. If our  standards  are not met and we received a Premium,  we will  return to you an amount  equal to the  Premium.  No interest will be paid.  A Policy will not be issued until underwriting procedures have been completed.

We may issue a temporary  insurance  agreement during the  "underwriting  period." The  "underwriting  period" is the period between the time an  application  is submitted  for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance  agreement may be issued if: (a) the Application is completed in full; (b) the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue  temporary  insurance);  (c) no Insured is under age 18; and (d) a Premium is submitted  with the  Application.  If we issue a temporary  insurance  agreement  and the Insured
(both Insureds if there are two Insureds) dies during the underwriting  period,  the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.  If the Insured(s)  die(s) during the  underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

C.       PREMIUM ALLOCATION

In the  application  for a Policy,  the Owner can allocate the Net Premium using one or more variable  investment  options  and/or a
Fixed  Allocation.  The Fixed Allocation  provides a fixed interest rate guarantee  provided by American  Skandia's general account.
American Skandia initially invests the portion of the Net Premium allocated to variable  investment  options in the AST Money Market
Sub-account  unless the Owner submits a "return  waiver" In Writing before the Issue Date,  where  permitted by law. A return waiver is an election  by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return waiver"  and then  decide to return  your  Policy  during  the  "free-look"  period,  you may  receive  back less than the  Premium.
Generally,  American Skandia transfers the Account Value in the AST Money Market Sub-account to the variable  investment options the
Owner  requested as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.

II.      TRANSFER AMONG INVESTMENT OPTIONS

Each  variable  investment  option is invested  in an  underlying  mutual fund or  portfolio  of an  underlying  mutual fund and are
Sub-accounts  of the Separate  Account.  Each  Sub-account  invests  exclusively  in one Portfolio.  The Owner may transfer  Account
Value between these investment  options,  however,  no transfers are permitted when the Policy is in its "grace period." The Company retains  the  right to  impose  a limit  of not more  than 12  transfers  per  Policy  Year,  including  transfers  involving  Fixed
Allocations.  The Company  reserves the right to require that there be at least  $500.00 in an  investment  option after a transfer.
If, as a result of the  transfer,  there would be less than  $500.00 in an  investment  option,  the Company  reserves  the right to transfer the remaining Account Value pro rata to the investment option(s) that were being transferred to.

Requests for transfers must be In Writing unless American Skandia receives a prior written  authorization  from the Owner permitting transfers  based on  instructions  the  Company  receives  over the phone.  A transfer  will take  effect on the date the  Company's requirements are met and received at the Company's Office, unless a later date is designated in the request for a transfer.

III.     "REDEMPTION" PROCEDURES: SURRENDER AND RELATED TRANSACTIONS

A.       SURRENDER FOR CASH VALUE

An Owner may  surrender  the  Policy  after  the end of the  free-look  period as long as the  Insured  is alive.  If the  Policy is surrendered,  the Company  will pay the Owner the Cash Value.  A surrender  request  must be In  Writing.  American  Skandia  prices surrenders, as of the date the Company's requirements are met and received at the Company's Office.

B.       PARTIAL WITHDRAWALS

Partial  withdrawals are allowed while the Insured is alive,  except where  permitted by law. A partial  withdrawal may not be taken until after the end of the "free-look"  period.  The Company allows partial  withdrawals while the Insured is alive,  subject to the following  limitations:  (1) In the  first  ten  Policy  Years,  we  permit a  partial  withdrawal  if such a  withdrawal  meets the requirements for a  medically-related  waiver, as described in the section  "Medically  Related Waiver";  (2) After the tenth Policy
Year,  an Owner may take up to the maximum  partial  withdrawal  amount The  maximum  partial  withdrawal  at any time is the amount available such that as a consequence of the partial  withdrawal,  the Specified Amount is at least a specified minimum and your Cash
Value is greater than $1,000.  The specified  minimum for Policies with one Insured is $50,000.  The specified  minimum for Policies with two Insureds is $100,000;  and (3) At any time, while the Insured is alive,  the Owner may withdraw  amounts that  cumulatively do not exceed the total of any Exempt  Premiums less the Exempt Premiums  previously  withdrawn.  No partial  withdrawal may be less than $1,000.  Funds taken as a partial  withdrawal cannot be put back into the Policy.  The Company charges a $25.00 transaction fee on any partial withdrawal.

The  contingent  deferred  sales charge is a percentage  of the  Assessable  Premium paid. It is charged if you surrender the Policy during  the first ten (10)  Policy  Years,  unless  the  Policy  qualifies  for a  medically-related  waiver of these  charges.  The percentages that we assess against Assessable Premium upon a surrender are as follows:

                                            ---------------------- -------------------
                                                 Policy Year         Percentage (%)
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      1                    10
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      2                    9
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      3                    8
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      4                    7
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      5                    6
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      6                    5
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      7                    4
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      8                    3
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                      9                    2
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                     10                    1
                                            ---------------------- -------------------
                                            ---------------------- -------------------
                                                     11+                   0
                                            ---------------------- -------------------

The Assessable  Premium equals the total Premiums less the total Exempt  Premiums.  Exempt Premiums are the amounts against which we will not charge a contingent deferred sales charge upon surrender or withdrawal.

A partial  withdrawal  reduces  the Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless  instructed differently,  Account  Value is taken from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account Value in the investment options on the Valuation Date such Account Value is taken.

A partial  withdrawal  reduces the Death  Benefit.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial  withdrawal.  The Death Benefit is reduced  because the Account Value,  which is used in calculating the Death Benefit, has been reduced.

C.       DEATH BENEFIT CLAIMS

As long as the Policy remains in force,  American Skandia will usually pay the Death Proceeds to the named  Beneficiary,  unless the
Policy is contested.  The Death  Proceeds are based on the Death Benefit as of the date the Company  receives all  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to, receipt  of a valid  death  certificate  and  information  necessary  to make  payments  to each  Beneficiary.  Payment of the Death
Proceeds may be postponed as permitted pursuant to the relevant provisions of the Investment Company Act of 1940.

The Death  Proceeds  equal the Death  Benefit  under the Policy less any Debt plus any  interest  amount  required by law. The Death
Benefit will be priced as of the date  American  Skandia's  requirements  are met and received at their Office.  The Death  Proceeds are paid as a lump sum or in accordance  with payment  options  described in the Policy or any other payment option  selected by the
Beneficiary  and  agreed  to by  American  Skandia.  Generally,  the  Beneficiary  can  choose a lump  sum or one of the  settlement options.  However,  the Owner may choose the method of payment if such  instruction is received and agreed to by American Skandia In
Writing before the Insured's death.

D.       POLICY GRACE PERIOD AND REINSTATEMENT

If, on any Monthly Processing Day, an Owner's Account Value is insufficient to pay the current monthly  deductions,  a 61-day "grace period" begins unless the guaranteed  continuation  provision is then applicable.  If a policy enters the grace period,  the Company will send the  Owners a notice of how much must be paid  before  the end of the grace  period to keep the  Policy in force.  If that were to occur and,  during the grace period,  the Owner does not pay the amount needed to keep the policy in force,  the Policy will end,  unless the  guaranteed  continuation  provision  applies.  During  the first ten Policy  Years,  the Owner may  qualify  for a guaranteed  continuation  provision  if: (1) the total amount of Premium  paid is not less than a specified  minimum for each Policy
Month times the number of Policy  Months  since the Policy Date;  and (2) there is no Debt.  The  specified  minimum for each Policy
Month is called the "monthly  continuation  amount".  This amount is 1/24th of the Maximum Annual Assessable  Premium.  If the Owner
qualifies for  continuation  under this provision,  the Company  guarantees that the Policy will not enter into a grace period until the 10th Policy  Anniversary.  The Death Benefit while the Policy is kept in force by this  provision is the Death Benefit in effect as of the Monthly Processing Day the grace period otherwise would have begun.

If the Policy  lapses,  the Owner may apply for  reinstatement  of the Policy.  American  Skandia must receive such  application  In
Writing at the  Company's  Office  within three years of the date the lapse  occurred as measured  from the end of the grace period.
In order to reinstate the Policy, the Owner must pay a reinstatement  amount,  including any applicable charges and any Debt and the
Company may require satisfactory evidence of insurability.

E.       MEDICALLY-RELATED WAIVER

A  medically-related  waiver is the  Company's  waiver of the  contingent  deferred  sales  charge that would  otherwise  apply to a surrender.  A  medically-related  waiver also is the only  context in which we permit a partial  withdrawal  in the first ten Policy
Years of amounts other than Exempt Premium.  No contingent  deferred sales charge or partial  withdrawal  transaction fee applies to such a partial  withdrawal.  American Skandia will consider waiving the contingent  deferred sales charge,  where allowed by law, if the Company receives all of their requirements.  These requirements  include,  but are not limited to, satisfactory proof In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to a long-term care facility,  such as a nursing home or a hospital,  as defined in the Policy, and that such confinement  started after the Issue Date.
A partial  withdrawal  during the first ten Policy  Years for which we grant a  medically-related  waiver has the same impact on the remaining benefits that results from any other partial withdrawal.

F.       ACCELERATED DEATH BENEFIT

The Company may pre-pay a portion of the Death  Proceeds to the Insured in the form of an  accelerated  death  benefit.  The maximum
                                                                -------
the Company will pay,  before any reductions,  is the lesser of 50% of the Required Death Benefit or $250,000.  The actual amount is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt.  The Company  will only make payment if we receive all our  requirements,  including  but not limited to,  proof  satisfactory  to us In Writing that the Insured
(the last  surviving  Insured if there are two  Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date.  Any such payment  reduces the Account
Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made.

G.       POLICY LOANS

An Owner may obtain a cash loan from American  Skandia using Account Value as  collateral.  The Owner can receive loans equal to 90%
of current  Account  Value less any  applicable  contingent  deferred  sales  charge.  At the time a loan is taken,  the amount then available for a new loan is the maximum otherwise available less any Debt.  The minimum amount an Owner can borrow is $1,000.

When a loan is taken,  Account Value equal to the loan amount,  is moved to the Loan Account.  Unless American Skandia is instructed differently,  Account  Value is moved from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account  Value is invested in the  investment  options on the  Valuation  Date such  Account  value is moved.  The Loan Account is a mechanism used to ensure that any outstanding Debt remains fully secured by the Account Value.

Interest will accrue on the Debt at an annual rate of 6% per year,  compounded  yearly,  in arrears.  Each Policy  Anniversary  Year that the loan is not repaid,  an amount  equal to any unpaid  interest is added to the Debt.  The Debt and the Account  Value in the
Loan Account are equalized  each Policy  Anniversary.  The amounts  allocated to the Loan Account will bear interest at a rate of 6%
for all loans, compounded yearly, in arrears.

The Owner is not  required  to repay the loan while the  Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  The  amount of Debt is  reduced  by the  amount of any loan  repayment.  Any  standard  loan will be repaid before any  preferred  loan. A loan  repayment is allocated to the  variable  and fixed  investment  options  pro-rata  based on the
Account Value in each investment option as of the Valuation Period the loan repayment is received.

The impact of a loan on the Account Value may be positive or negative.  If the Account value  transferred  to the Loan Account earns more than that earned in the  investment  options,  the loan will have a positive  impact on the Account  Value and on the  Required
Death  Benefit.  If the Account value  transferred to the Loan Account earns less that that earned in the  investment  options,  the loan will have a negative impact on the Account Value and on the Required Death Benefit.

H.       MISSTATEMENT

The Company will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly stated.

I.       EXCHANGE FOR FIXED LIFE INSURANCE POLICY

Once the Policy is issued,  it may be exchanged for a non-variable  life  insurance  policy on the life of the insured by allocating all of the Account Value to the Fixed  Allocation,  which provides a guaranteed fixed interest rate supported by American  Skandia's general account.  Such  non-variable  policy will be provided without any evidence of insurability.  American Skandia will not issue a new contract.  However,  the Account Value will be limited to the fixed  allocation.  The non-variable  life insurance policy will have an amount at risk which is equal to or less than the amount at risk on the date the Owner  requests  the  exchange.  Additional premiums  may be required at a later date.  The Company  reserves  the right to make  available a new policy  issued by itself or an affiliated company.

Item 28.    Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                            Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating Officer and
American Skandia Life Assurance Corporation                            Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
American Skandia Life Assurance Corporation                            Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 29.    Persons Controlled by or Under Common Control with the Depositor or Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Separate Account F ("Separate Account F"):  Separate Account F was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Separate Account F may support obligations created in relation to the Policies described in the Prospectus of this Registration Statement or other policies we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc., whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain public mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida:  This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began
         ------------
                  operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

Item 30.    Indemnification:  Under Section 33-320a of the Connecticut General Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be  brought  against  him/her  in  his/her  capacity  as a  director  or  officer  when  certain disinterested  parties  determine  that  he/she  acted in good faith and in a manner  he/she  reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe  his/her conduct was unlawful.  The director or officer must also be indemnified  when he/she is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he/she is fairly and reasonably  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he/she is fairly and  reasonably  entitled to be  indemnified  and must  approve  the  amount.  In a claim  based upon the  director's  or  officer's  purchase  or sale of the
Registrants'  securities,  the director or officer may obtain  indemnification  only if a court  determines that, in view of all the circumstances,  he/she is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.
The  By-laws of  American  Skandia  Life  Assurance  Corporation  ("ASLAC")  also  provide  directors  and  officers  with rights of indemnification, consistent with Connecticut law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the State of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors  and officers  liability  insurance  policy issued by an unaffiliated  insurance company to Skandia  Insurance Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or ASM, as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceedings involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 31.    Principal Underwriters:

(a)      At present, ASM acts as principal underwriter only for annuities and variable life insurance policies to be issued by
            ASLAC.

(b)      Directors and officers of ASM:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                                   Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                               Vice President, Corporate Treasurer and
American Skandia Life Assurance Corporation                                     Business Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Senior Vice President, Chief Operating
American Skandia Life Assurance Corporation                                     Officer and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lisa Foote                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer, and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                               Director, Head of ASM Compliance
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                              Vice President and Deputy General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                                 Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                                    Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                     General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

     (c)    Compensation   from  the   Registrant:   ASLAC  pays  ASM  an   underwriting   commission  for  its  role  as  principal
underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.

Item 32.    Location of Accounts and Records:  Accounts and records are maintained by ASLAC at its principal office in Shelton,
Connecticut.

Item 33.    Management Services:  None

Item 34.    Fee  Representation:  American Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the variable life policies are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its assessment of all of the facts and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks;  the need for
Depositor  to earn a profit;  the degree to which the  policies  include  innovative  features;  and the  regulatory  standards  for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of industry  practice.
This  representation  applies to all  Policies  sold  pursuant to this  Registration  Statement,  including  those sold on the terms specifically  described in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Policies or prospectus, or otherwise.

                                                             SIGNATURES

         As required by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant has duly caused this
registration   statement  to  be  signed  on  its  behalf,  in  the  Town  of  Shelton  and  State  of  Connecticut,  on  this 27th day of February, 2003.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By: /s/ Kathleen A. Chapman                                       Attest:   /s/ Scott K. Richardson
  -------------------------                                              ---------------------------------
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Kathleen A. Chapman                                    Attest:  /s/ Scott K. Richardson
  -------------------------                                              --------------------------
Kathleen A. Chapman, Corporate Secretary                                               Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                   (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                   February 27, 2003
          ----------------
           Wade A. Dokken

                                   (Principal Financial Officer and Principal Accounting Officer)

  /s/ Carl A. Cavaliere       Vice President, Corporate Treasurer                         February 27, 2003
  Carl A. Cavaliere             and Business Controller

/s/ Thomas M. Mazzaferro             Executive Vice President,                            February 27, 2003
       Thomas M. Mazzaferro         Chief Financial Officer

                                                        (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      -------------------                          --------------------                ---------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                  *By:   /s/ Kathleen A. Chapman
                                        --------------------------------
                                            Kathleen A. Chapman

   *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
         **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
         ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.